As filed with the Securities and Exchange Commission on April 14, 2006

                                                      Registration No. 333-34537
                                                              File No. 811-08343
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  ------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    Under the
                             SECURITIES ACT OF 1933                          [X]
                           Pre-Effective Amendment No.                       [ ]


                         POST-EFFECTIVE AMENDMENT NO. 21                     [X]

                                     and/or
                             REGISTRATION STATEMENT
                                    Under the
                         INVESTMENT COMPANY ACT OF 1940                      [X]

                                AMENDMENT NO. 22                             [X]

                        (Check Appropriate Box or Boxes)

                                  ------------

                           PHOENIX INVESTMENT TRUST 97
               (Exact Name of Registrant as Specified in Charter)

                                  ------------

          C/O PHOENIX EQUITY PLANNING CORPORATION--SHAREHOLDER SERVICES
               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 243-1574

              (Registrant's Telephone Number, including Area Code)

                        Counsel and Chief Legal Officer:
                               Kevin J. Carr, Esq.
                           Vice President and Counsel
                         Phoenix Life Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056

                                  ------------

                               John H. Beers, Esq.
                          Vice President and Secretary
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                                  ------------

It is proposed that this filing will become effective (check appropriate box)


    immediately upon filing pursuant to paragraph (b) on [ ], 2006 pursuant to paragraph (b) 60 days after filing pursuant to paragraph
    (a)(1) on (date) pursuant to paragraph (a)(1)
|X| 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

    this post-effective amendment designates a new effective date for a previously filed effective amendment.

================================================================================

PROSPECTUS
--------------------------------------------------------------------------------

> PHOENIX QUALITY SMALL-CAP FUND

> PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND


> PHOENIX SMALL-CAP VALUE FUND

> PHOENIX VALUE EQUITY FUND





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TRUST NAME:
PHOENIX INVESTMENT TRUST 97

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


This prospectus contains important information that you should know before investing in Phoenix Small-Cap Value Fund, Phoenix Value Equity Fund, Phoenix Quality Small-Cap Fund and Phoenix Small-Cap Sustainable Growth Fund. Please read it carefully and retain it for future reference.


[logo]

                           PHOENIX INVESTMENT TRUST 97

                                TABLE OF CONTENTS

Phoenix Quality Small-Cap Fund.................................................1
         Investment Risk and Return Summary....................................1
         Fund Fees and Expenses................................................3
         Management of The Fund................................................4
Phoenix Small-Cap Sustainable Growth Fund......................................7
         Investment Risk and Return Summary....................................7
         Fund Fees and Expenses................................................9

         Management of The Fund...............................................10
Phoenix Small-Cap Value Fund..................................................13
         Investment Risk and Return Summary...................................13
         Fund Fees and Expenses...............................................16
         Management of The Fund...............................................17
Phoenix Value Equity Fund.....................................................19
         Investment Risk and Return Summary...................................19
         Fund Fees and Expenses...............................................22
         Management of The Fund...............................................23
Additional Investment Techniques..............................................25
Pricing of Fund Shares........................................................27
Sales Charges.................................................................28
Your Account..................................................................33
How to Buy Shares.............................................................34
How to Sell Shares............................................................34
Things You Should Know When Selling Shares....................................35
Account Policies..............................................................36
Investor Services and Other Information.......................................38
Tax Status of Distributions...................................................39
Financial Highlights..........................................................40

                         PHOENIX QUALITY SMALL-CAP FUND

INVESTMENT RISK AND RETURN SUMMARY

INVESTMENT OBJECTIVE

Phoenix Quality Small-Cap Fund has an investment objective to seek long term capital appreciation. There is no guarantee that the fund will achieve its objective. The fund's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

o Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000(R) Value Index. Because small cap companies are defined by reference to an index, the market capitalization of companies in which the fund may invest may vary with market conditions. As of December 31, 2005, the market capitalization range of companies included in the Russell 2000(R) Value Index was $38 million to $3,496 million. The fund's policy of investing 80% of its assets in small capitalization companies may be changed only upon 60 days written notice to shareholders.

o The adviser manages the fund's investment program and the general operations of the fund, including oversight of the fund's subadviser. The subadviser manages the investments of the fund. The subadviser uses a strategy emphasizing consistently growing, highly profitable, low debt companies in mature industries with rising cash flows which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company's strength of management, relative competitive position in the industry and its financial structure. A proprietary model is used to determine relative value. Generally, the fund invests in approximately 20-35 securities at any given time.

o The subadviser will deploy a sell discipline that seeks to dispose of holdings that, among other things, achieve a target price, are the subject of negative developments individually or as an industry, or which are necessary to meet diversification requirements.

Temporary Defensive Strategy: Under abnormal market or economic conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing a portion of its assets in cash or short-term instruments. When this allocation happens, the fund may not achieve its investment objective.

Please see "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk losing your investment.

GENERAL

The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser/subadviser expects. As a result, the value of your shares may decrease.

EQUITY SECURITIES RISK

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond

                                                Phoenix Quality Small-Cap Fund 1
to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product).

o SMALL AND MEDIUM MARKET CAPITALIZATION COMPANIES. Companies with smaller market capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small and medium market capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller market capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

o VALUE STOCKS. Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent. Value-oriented funds typically underperform when growth investing is in favor.

LIMITED NUMBER OF INVESTMENTS

Conditions that negatively affect securities in the portfolio will have greater impact on the fund as compared with a fund that holds a greater number of security positions. In addition, the fund may be more sensitive to changes in the market value of a single issuer in its portfolio, making the value of your shares potentially more volatile.

PERFORMANCE TABLES

The fund has been in existence only since the date of this prospectus; therefore, performance information is not included since the fund has not had a full calendar year of investment returns.


                                                Phoenix Quality Small-Cap Fund 2

FUND FEES AND EXPENSES

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                          CLASS A             CLASS C              CLASS I
                                                          SHARES              SHARES               SHARES
                                                     -------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
   INVESTMENT)
 Maximum Sales Charge (load) Imposed on Purchases
   (as a percentage of offering price).........            5.75%               None                 None
 Maximum Deferred Sales Charge (load) (as a
   percentage of the lesser of the value
   redeemed or the amount invested)............           None(a)            1.00%(b)               None
 Maximum Sales Charge (load) Imposed on
   Reinvested Dividends........................             None               None                 None
 Redemption Fee................................             None               None                 None
 Exchange Fee..................................             None               None                 None
                                                     -------------------------------------------------------------

                                                          CLASS A             CLASS C              CLASS I
                                                          SHARES              SHARES               SHARES
                                                     -------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
  ARE DEDUCTED FROM FUND ASSETS)
Management Fees................................            0.90%               0.90%                0.90%
Distribution and Shareholder Servicing (12b-1)             0.25%               1.00%                 None
  Fees(c)......................................
Other Expenses(d)..............................            1.36%               1.36%                1.36%
TOTAL ANNUAL FUND OPERATING EXPENSES...........            2.51%               3.26%                2.26%
Expense Reduction(e)...........................           (1.11)%             (1.11)%              (1.11)%
                                                          -------             -------              -------
NET FUND OPERATING EXPENSES....................            1.40%               2.15%                1.15%
                                                           =====               =====                =====
-----------------------------

(a) A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Shareholder Servicing Fees represent an asset-based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by the NASD.

(d) Estimated at this time.

(e) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 1.40% for Class A Shares and 2.15% for Class C Shares and 1.15% for Class I Shares. The adviser will not seek to recapture any expenses reimbursed under this arrangement.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         CLASS                 1 YEAR                3 YEARS               5 YEARS               10 YEARS
                        -----------------------------------------------------------------------------------------
        Class A                 $709                 $1,033                 $1,393                $ 2,403
        Class C                 $318                  $715                  $1,252                $2,722
        Class I                 $117                  $409                   $736                 $1,664

                                                Phoenix Quality Small-Cap Fund 3

You would pay the following expenses if you did not redeem your shares:

         CLASS                 1 YEAR                3 YEARS               5 YEARS               10 YEARS
                        -----------------------------------------------------------------------------------------
        Class C                 $218                  $715                  $1,252                $2,722

The examples assume that the expense reimbursement obligations of the adviser are in effect through December 31, 2007. Thereafter, the examples do not reflect any expense reimbursement obligations.


MANAGEMENT OF THE FUND

THE ADVISER AND SUBADVISER

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. As of December 31, 2005, Phoenix had approximately $19.3 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

Kayne Anderson Rudnick Investment Management, LLC ("Kayne") is the subadviser to the fund and is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, California 90067. Kayne acts as adviser to one fund company totaling five mutual funds, as subadviser to one fund company totaling two mutual funds and as investment adviser to institutions and individuals. As of December 31, 2005, Kayne had approximately $8.5 billion in assets under management. Kayne has been an investment adviser since 1984. Kayne is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), located at 56 Prospect Street, Hartford, Connecticut 06115.

Subject to the direction of the funds' Board of Trustees, Phoenix is responsible for managing the funds' investment program and the general operations of the funds, including oversight of the fund's subadviser. Kayne, as subadviser, is responsible for day-to-day management of the funds' portfolios. Phoenix and Kayne manage each fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

                                                                $400 MILLION THROUGH
                                                                     $1 BILLION
                                        $1ST 400 MILLION                                      $1+ BILLION
                                   ---------------------------------------------------------------------------
Quality Small-Cap Fund                        0.90%                    0.85%                     0.80%

Phoenix has contractually agreed to limit total operating expenses of the fund (excluding interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed the following percentages of the average annual net asset values of the fund:

                                             CLASS A                  CLASS C                CLASS I
                                             SHARES                   SHARES                 SHARES
                                   ---------------------------------------------------------------------------
Quality Small-Cap Fund                        1.40%                   2.15%                   1.15%

Phoenix pays Kayne a subadvisory fee at the following rates:

           1st $400 million                 $400 million through $1 billion               $1+ billion
------------------------------------- ----------------------------------------- -------------------------------
                 0.45%                                  0.425%                               0.40%

PORTFOLIO MANAGEMENT

Robert Schwarzkopf and Sandi Gleason manage the fund's portfolio and are jointly and primarily responsible for the day-to-day management of the fund's investments.

                                                Phoenix Quality Small-Cap Fund 4

ROBERT SCHWARZKOPF, CFA. Mr. Schwarzkopf is managing director of Small-Cap Equity, a portfolio manager for the Small and Mid Cap Equity Portfolios, and a member of the Executive Management Committee. He has approximately 25 years of equity research experience. Before joining Kayne Anderson Rudnick in 1991, Mr. Schwarzkopf was a member of the Investment Policy Committee at the Pilgrim Group of Mutual Funds and portfolio manager for Pilgrim Regional Bankshares. He earned a B.S. and an M.S. in Mathematics from the University of Miami. Mr. Schwarzkopf is a Chartered Financial Analyst charterholder and a member of the CFA Society of Los Angeles.

SANDI GLEASON, CFA. Ms. Gleason is a portfolio manager for the Small and Mid Cap Equity Portfolios. She has approximately 11 years of equity research experience. Before joining Kayne Anderson Rudnick in 1993, Ms. Gleason was a senior consultant with Peterson Consulting Limited Partnership, a national litigation-consulting firm. Ms. Gleason earned a B.S. in Business and Public Administration from the University of Arizona. She is a Chartered Financial Analyst charterholder and a member of the CFA Society of Los Angeles.

Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the funds.

                                                Phoenix Quality Small-Cap Fund 5

PRIOR PERFORMANCE OF KAYNE ANDERSON RUDNICK

The performance information shown below represents a composite of the prior performance of all fully discretionary non-wrap accounts managed by Kayne Anderson Rudnick ("Kayne Small-Cap Composite") with substantially similar investment objectives, policies and strategies as the Phoenix Quality Small-Cap Fund. Performance results are net of annual fund operating expenses, and assume all dividends and distributions have been reinvested. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of the composite. The composite performance presented below is net of the fees and expenses that will be charged to the fund. The composite performance does not represent the historical performance of the fund and should not be interpreted as indicative of the future performance of the fund.

[GRAPHIC OMITTED]

CALENDAR YEAR       ANNUAL RETURN (%)
-------------       -----------------
    1999                 -8.98
    2000                 23.22
    2001                 17.77
    2002                 -0.29
    2003                 20.21
    2004                 26.35
    2005                  7.37

YTD 3/31/06: 8.58


AVERAGE ANNUALIZED TOTAL RETURNS                                                                         SINCE
(FOR THE PERIODS ENDED 12/31/05)            1 YEAR              3 YEARS             5 YEARS           INCEPTION(1)
Quality Small-Cap Composite        -----------------------------------------------------------------------------------------
S&P 500(R) Index                            7.37%               17.71%               13.88%              11.83%
Russell 2000(R) Value Index                 4.93%               14.40%               0.55%               3.38%
                                            4.71%               23.18%               13.55%              9.82%
(1) Since June 1, 1998

The net annual returns for the Kayne Quality Small-Cap Composite were calculated on a time-weighted, total-return basis, including annual operating expenses of 1.40%. This method differs from the method used by the Securities and Exchange Commission (the "SEC").

                                                Phoenix Quality Small-Cap Fund 6

                    PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND

INVESTMENT RISK AND RETURN SUMMARY

INVESTMENT OBJECTIVE

Phoenix Small-Cap Sustainable Growth Fund has an investment objective to seek long-term capital appreciation. There is no guarantee that the fund will achieve its objective. The fund's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

o Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000(R) Growth Index. Because small and mid cap companies are defined by reference to an index, the market capitalization of companies in which the fund may invest may vary with market conditions. As of December 31, 2005, the market capitalization range of companies included in the Russell 2000(R) Growth Index was $26 million to $4,382 million. The fund's policy of investing 80% of its assets in small capitalization companies may be changed only upon 60 days written notice to shareholders.

o The adviser manages the fund's investment program and the general operations of the fund, including oversight of the fund's subadviser. The subadviser manages the investment of the fund. The subadviser uses a strategy emphasizing consistently growing, highly profitable, low debt companies with rising cash flows which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company's strength of management, relative competitive position in the industry and its financial structure. A proprietary model is used to determine relative value. Generally, the fund invests in approximately 20-35 securities at any given time.

o The subadviser will deploy a sell discipline that seeks to dispose of holdings that, among other things, achieve a target price, are the subject of negative developments individually or as an industry, or which are necessary to meet diversification requirements.

Temporary Defensive Strategy: Under abnormal market or economic conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing a portion of its assets in cash or short-term instruments. When this allocation happens, the fund may not achieve its investment objective.

Please see "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk losing your investment.

GENERAL

The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease.

                                     Phoenix Small-Cap Sustainable Growth Fund 7

EQUITY SECURITIES

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product).

o GROWTH STOCKS. Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are, therefore, more volatile than non-growth stocks to market changes, tending to drop more sharply when markets fall. Growth-oriented funds typically underperform when value investing is in favor.

o SMALL AND MEDIUM MARKET CAPITALIZATION COMPANIES. Companies with smaller market capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small and medium market capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller market capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

LIMITED NUMBER OF INVESTMENTS

Conditions that negatively affect securities in the portfolio will have greater impact on the fund as compared with a fund that holds a greater number of security positions. In addition, the fund may be more sensitive to changes in the market value of a single issuer in its portfolio, making the value of your shares potentially more volatile.

PERFORMANCE TABLES

The fund has been in existence only since the date of this prospectus; therefore, performance information is not included since the fund has not had a full calendar year of investment returns.

                                     Phoenix Small-Cap Sustainable Growth Fund 8

FUND FEES AND EXPENSES

  This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                          CLASS A             CLASS C              CLASS I
                                                          SHARES              SHARES               SHARES
                                                     -------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
   INVESTMENT)
 Maximum Sales Charge (load) Imposed on Purchases
   (as a percentage of offering price).........            5.75%               None                 None
 Maximum Deferred Sales Charge (load) (as a
   percentage of the lesser of the value
   redeemed or the amount invested)............           None(a)            1.00%(b)               None
 Maximum Sales Charge (load) Imposed on
   Reinvested Dividends........................             None               None                 None
 Redemption Fee................................             None               None                 None
 Exchange Fee..................................             None               None                 None
                                                     -------------------------------------------------------------

                                                          CLASS A             CLASS C              CLASS I
                                                           SHARES             SHARES               SHARES
                                                     -------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
  ARE DEDUCTED FROM FUND ASSETS)
Management Fees................................            0.90%               0.90%                0.90%
Distribution and Shareholder Servicing (12b-1)             0.25%               1.00%                None
  Fees(c)......................................
Other Expenses(d)..............................            2.05%               2.05%                2.05%
TOTAL ANNUAL FUND OPERATING EXPENSES...........            3.20%               3.95%                2.95%
Expense Reduction(e)...........................           (1.80)%             (1.80)%              (1.80)%
                                                          --------            -------              -------
NET FUND OPERATING EXPENSES....................            1.40%               2.15%                1.15%
                                                           =====               =====                =====

-----------------------------

(a) A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Shareholder Servicing Fees represent an asset-based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by the NASD.

(d) Estimated at this time.

(e) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares and 1.15% for Class I Shares. The adviser will not seek to recapture any expenses reimbursed under this arrangement.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     Phoenix Small-Cap Sustainable Growth Fund 9

         CLASS                 1 YEAR                3 YEARS               5 YEARS               10 YEARS
                        ---------------------------------------------------------------------------------------
        Class A                 $709                 $1,042                 $1,414                $2,456
        Class C                 $318                  $724                  $1,274                $2,774
        Class I                 $117                  $418                   $759                 $1,723

You would pay the following expenses if you did not redeem your shares:

         CLASS                 1 YEAR                3 YEARS               5 YEARS               10 YEARS
                        ---------------------------------------------------------------------------------------
        Class C                 $218                  $724                  $1,274                $2,774

The examples assume that the expense reimbursement obligations of the adviser are in effect through December 31, 2007. Thereafter, the examples do not reflect any expense reimbursement obligations.


MANAGEMENT OF THE FUND

THE ADVISER AND SUBADVISER

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. As of December 31, 2005, Phoenix had approximately $19.3 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

Kayne Anderson Rudnick Investment Management, LLC ("Kayne") is the subadviser to the fund and is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, California 90067. Kayne acts as adviser to one fund company totaling five mutual funds, as subadviser to one fund company totaling two mutual funds and as investment adviser to institutions and individuals. As of December 31, 2005, Kayne had approximately $8.5 billion in assets under management. Kayne has been an investment adviser since 1984. Kayne is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), located at 56 Prospect Street, Hartford, Connecticut 06115.

Subject to the direction of the funds' Board of Trustees, Phoenix is responsible for managing the funds' investment program and the general operations of the funds, including oversight of the fund's subadviser. Kayne, as subadviser, is responsible for day-to-day management of the funds' portfolios. Phoenix and Kayne manage the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

                                                                      $400 MILLION
                                          $1ST 400 MILLION         THROUGH $1 BILLION           $1+ BILLION
                                       -----------------------------------------------------------------------
Small-Cap Sustainable Growth Fund               0.90%                    0.85%                     0.80%

Phoenix has contractually agreed to limit total operating expenses of the fund (excluding interest, taxes and extraordinary expenses) through December 31, 2007 so that such expenses do not exceed the following percentages of the average annual net asset values of the fund:

                                               CLASS A                   CLASS C                  CLASS I
                                               SHARES                    SHARES                   SHARES
                                       -----------------------------------------------------------------------
Small-Cap Sustainable Growth Fund               1.40%                    2.15%                     1.15%

                                    Phoenix Small-Cap Sustainable Growth Fund 10

Phoenix pays Kayne a subadvisory fee at the following rates:.

           1st $400 million                 $400 million through $1 billion                  $1+ billion
------------------------------------- ----------------------------------------- -------------------------------
                 0.45%                                  0.425%                                  0.40%

PORTFOLIO MANAGEMENT

Robert Schwarzkopf and Sandi Gleason manage the fund's portfolio and are jointly and primarily responsible for the day-to-day management of the fund's investments.

ROBERT SCHWARZKOPF, CFA. Mr. Schwarzkopf is managing director of Small-Cap Equity, a portfolio manager for the Small and Mid Cap Equity Portfolios, and a member of the Executive Management Committee. He has approximately 25 years of equity research experience. Before joining Kayne Anderson Rudnick in 1991, Mr. Schwarzkopf was a member of the Investment Policy Committee at the Pilgrim Group of Mutual Funds and portfolio manager for Pilgrim Regional Bankshares. He earned a B.S. and an M.S. in Mathematics from the University of Miami. Mr. Schwarzkopf is a Chartered Financial Analyst charterholder and a member of the CFA Society of Los Angeles.

SANDI GLEASON, CFA. Ms. Gleason is a portfolio manager for the Small and Mid Cap Equity Portfolios. She has approximately 11 years of equity research experience. Before joining Kayne Anderson Rudnick in 1993, Ms. Gleason was a senior consultant with Peterson Consulting Limited Partnership, a national litigation-consulting firm. Ms. Gleason earned a B.S. in Business and Public Administration from the University of Arizona. She is a Chartered Financial Analyst charterholder and a member of the CFA Society of Los Angeles.

Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the funds.

                                    Phoenix Small-Cap Sustainable Growth Fund 11

PRIOR PERFORMANCE OF KAYNE ANDERSON RUDNICK

The performance information shown below represents a composite of the prior performance of all fully discretionary non-wrap fee accounts managed by Kayne Anderson Rudnick ("Kayne Small Cap Sustainable Growth Composite")_with substantially similar investment objectives, policies and strategies as the Phoenix Small-Cap Sustainable Growth Fund. Performance results are net of annual fund operating expenses, and assume all dividends and distributions have been reinvested. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of the composite. The composite performance presented below is net of the fees and expenses that will be charged to the fund. The composite performance does not represent the historical performance of the fund and should not be interpreted as indicative of the future performance of the fund.

[GRAPHIC OMITTED]

CALENDAR YEAR       ANNUAL RETURN (%)
-------------       -----------------
    1998                 1.89
    1999                29.41
    2000                 4.81
    2001                -0.92
    2002               -24.91
    2003                36.56
    2004                11.26
    2005                 0.47

YTD 3/31/06:  13.19


AVERAGE ANNUALIZED TOTAL RETURNS                                                                         SINCE
(FOR THE PERIODS ENDED 12/31/05)            1 YEAR              3 YEARS             5 YEARS           INCEPTION(1)
Small-Cap Sustainable Growth          ---------------------------------------------------------------------------------
Composite                                     0.47%               15.14%               2.58%               5.80%
S&P 500(R) Index                              4.93%               14.40%               0.55%               4.81%
Russell 2000(R) Growth Index                  4.15%               20.93%               2.28%               2.91%

(1)Since January 1, 1998

The net annual returns for the Kayne Small-Cap Sustainable Growth Composite were calculated on a time-weighted, total-return basis, including annual operating expenses of 1.40%. This method differs from the method used by the SEC.


                                    Phoenix Small-Cap Sustainable Growth Fund 12

                          PHOENIX SMALL-CAP VALUE FUND

INVESTMENT RISK AND RETURN SUMMARY

INVESTMENT OBJECTIVE

Phoenix Small-Cap Value Fund has an investment objective to seek long-term capital appreciation. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

o Under normal circumstances, the fund invests at least 80% of its assets in securities of issuers with capitalizations of less than $2 billion at the time of investment. The fund invests in a portfolio of common stocks and securities convertible into common stocks of primarily domestic (U.S.) companies. Generally, the fund will invest in securities traded on the New York Stock Exchange, the American Stock Exchange and in over-the-counter markets. The fund's policy of investing at least 80% of its assets in securities of issuers with small capitalizations may be changed only upon 60 days written notice to shareholders.

o The adviser manages the fund's investment program and the general operations of the fund, including oversight of the fund's subadviser. The subadviser manages the investments of the fund. The subadviser applies a quantitative security selection process that screens a universe of stocks that generally fall within the Russell 2000(R) Value Index. The screening process utilizes a proprietary model that looks at indicators such as price to earnings, price to cash flow, growth in earnings and cash flow, earnings momentum, and a variety of other similar metrics. The subadviser then selects the stocks that exhibit the best characteristics and highest rankings within the models and creates, in its opinion, a well diversified portfolio of small cap value stocks in a broad array of industry groups and sectors.

o Generally, the subadviser sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.


o The fund's investment strategies may lead to a high portfolio turnover rate. A high portfolio turnover rate increases brokerage and other transaction costs to the fund, negatively affects fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: Under abnormal market or economic conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing a portion of its assets in cash or short-term instruments. When this allocation happens, the fund may not achieve its investment objective.


Please see "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk losing your investment.

GENERAL

The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.


Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser/subadviser expects. As a result, the value of your shares may decrease.


                                                 Phoenix Small-Cap Value Fund 13

CONVERTIBLE SECURITIES RISK

Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. In addition, securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable non-convertible securities.

EQUITY SECURITIES RISK

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular industries (such as news about the success or failure of a new product).

o Small and Medium Market Capitalization Companies. Companies with smaller market capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small and medium market capitalization companies and their stock performance, and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller market capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

o Value Stocks. Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent. Value-oriented funds typically underperform when growth investing is in favor.

                                                 Phoenix Small-Cap Value Fund 14

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix Small-Cap Value Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns compare with those of a broad-based securities market index and a more narrowly based benchmark that reflects the market sectors in which the fund invests. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


[GRAPHIC OMITTED]

CALENDAR YEAR       ANNUAL RETURN (%)
-------------       -----------------
    1998                  2.58
    1999                 43.25
    2000                 24.75
    2001                -11.93
    2002                -21.13
    2003                 45.75
    2004                 23.21
    2005                  6.74

(1) The fund's annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 30.16% (quarter ending June 30, 2003) and the lowest return for a quarter was -22.24% (quarter ending September 30, 1998). Year-to-date performance through March 31, 2006 is 12.06%..


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED 12/31/05)(2)                     1 YEAR               5 YEARS         SINCE INCEPTION(3)
                                                  -----------------------------------------------------------------
Class A
   Return Before Taxes........................            0.60%                4.65%                11.26%
   Return After Taxes on Distributions(4).....           -0.90%                4.32%                 9.81%
   Return After Taxes on Distributions
   and Sale of Fund Shares(4)(5)..............            2.41%                3.99%                 9.10%
Class B
   Return Before Taxes........................            2.20%                5.12%                11.26%
Class C
   Return Before Taxes........................            5.98%                5.11%                11.25%
S&P 500(R) Index(6)...........................            4.93%                0.55%                 4.90%
Russell 2000(R) Value Index(7)................            4.71%               13.55%                10.22%


(2) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares and Class C Shares.

(3)  Class A Shares, Class B Shares and Class C Shares since November 20, 1997.


(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The after-tax returns shown in the table above are for only one class of shares offered by the prospectus (Class A); after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(5) If the fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the fund's other return figures.

(6) The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(7) The Russell 2000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.


                                                 Phoenix Small-Cap Value Fund 15

FUND FEES AND EXPENSES

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                          CLASS A             CLASS B               CLASS C
                                                          SHARES              SHARES                SHARES
                                                     -------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price).........              5.75%               None                None
Maximum Deferred Sales Charge (load) (as a
  percentage of the lesser of the value
  redeemed or the amount invested)............              None(a)           5.00%(b)              1.00%(c)
Maximum Sales Charge (load) Imposed on
  Reinvested Dividends........................              None                None                None
Redemption Fee................................              None                None                None
Exchange Fee                                                None                None                None
                                                        --------                               --------

                                                           CLASS A             CLASS B               CLASS C
                                                           SHARES               SHARES                SHARES
                                                     -------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS)
Management Fees...............................              0.90%              0.90%                 0.90%
Distribution and Shareholder Servicing                      0.25%              1.00%                 1.00%
  (12b-1) Fees(d).............................
Other Expenses................................              0.41%              0.41%                 0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES..........              1.56%              2.31%                 2.31%
Expense Reduction(e)..........................             (0.16)%            (0.16)%               (0.16)%
                                                        --------           --------              --------
NET FUND OPERATING EXPENSES...................              1.40%              2.15%                 2.15%
                                                        ========           ========              ========

-----------------------------


(a) A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.


(d) Distribution and Shareholder Servicing Fees represent an asset-based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by the NASD.


(e) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses), through December 31, 2006, so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class B Shares and 2.15% for Class C Shares. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 CLASS                                        1 YEAR           3 YEARS            5 YEARS           10 YEARS
                                           --------------------------------------------------------------------
 Class A...............................      $   709           $ 1,025           $  1,362           $  2,312
 Class B...............................      $   618           $   906           $  1,221           $  2,446
 Class C...............................      $   318           $   706           $  1,221           $  2,633

                                                 Phoenix Small-Cap Value Fund 16

You would pay the following expenses if you did not redeem your shares:

 CLASS                                        1 YEAR           3 YEARS            5 YEARS           10 YEARS
                                           --------------------------------------------------------------------
 Class B...............................      $   218           $   706           $  1,221           $  2,446
 Class C...............................      $   218           $   706           $  1,221           $  2,633
 -----------------------------------------------------------------------------------------------------------------

The examples assume that the expense reimbursement obligations of the adviser are in effect for one year. Thereafter, the examples do not reflect any reimbursement obligations.


MANAGEMENT OF THE FUND

THE ADVISER AND SUBADVISER


Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. As of December 31, 2005, Phoenix had approximately $19.3 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

Phoenix/Zweig Advisers LLC ("PZA") is the subadviser to the fund and is located at 900 Third Avenue, New York, NY 10022. PZA also acts as adviser to two closed-end mutual funds. As of December 31, 2005, PZA had approximately $1.3 billion in assets under management. PZA has been an investment adviser since 1989.


Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program, overseeing the fund's subadviser and for the general operations of the fund. PZA, as subadviser, is responsible for the day-to-day management of the fund's portfolio. Phoenix and PZA manage the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

                                                                     $1+ BILLION
                                          $1ST BILLION           THROUGH $2 BILLION           $2+ BILLION
                                       ----------------------------------------------------------------------
Small-Cap Value Fund.............             0.90%                    0.85%                      0.80%

Phoenix has contractually agreed to limit the total fund operating expenses (excluding interest, taxes and extraordinary expenses), through December 31, 2006, so that such expenses do not exceed the following percentages of the average annual net asset values for the fund. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

                                             CLASS A                  CLASS B                   CLASS C
                                             SHARES                   SHARES                    SHARES
                                       ----------------------------------------------------------------------
Small-Cap Value Fund.............             1.40%                    2.15%                     2.15%

During the fund's last fiscal year, the fund paid management fees of $2,296,372. The ratio of management fees to average net assets for the fiscal year ended August 31, 2005 was 0.90%.

Phoenix pays PZA a subadvisory fee at the following rates:

                                                                              RATE FOR
           RATE FOR FIRST $166 MILLION                                EXCESS OVER $166 MILLION
----------------------------------------------------  -------------------------------------------------------
                      0.10%                                                    0.40%

                                                 Phoenix Small-Cap Value Fund 17

PORTFOLIO MANAGEMENT

CARLTON NEEL and DAVID DICKERSON manage the fund's portfolio (since 2003) and are jointly and primarily responsible for the day-to-day management of the fund's investments. Mr. Neel is a Senior Vice President of Phoenix, PZA and Euclid Advisors, LLC, a subsidiary of PZA. As well as lead Portfolio Manager of the fund, he also serves as Portfolio Manager for The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by PZA, and as Portfolio Manager for Phoenix Market Neutral Fund. For the period from July 2002 until returning to PZA in April 2003, Mr. Neel co-founded and managed a hedge fund based on the same market neutral strategy used previously while managing the Phoenix Market Neutral Fund. While previously employed by PZA from 1995 until July 2002, Mr. Neel served as Senior Portfolio Manager for a number of the former Phoenix-Zweig mutual funds.

Mr. Dickerson is a Senior Vice President of Phoenix, PZA and Euclid Advisors, LLC, a subsidiary of PZA. As well as Portfolio Manager of the fund, he also serves as Portfolio Manager for The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by PZA, and as Portfolio Manager for Phoenix Market Neutral Fund. For the period from July 2002 until returning to PZA in April 2003, Mr. Dickerson, along with Mr. Neel, co-founded and managed a hedge fund based on the same market neutral strategy used previously while managing the Phoenix Market Neutral Fund. While previously employed by PZA from 1993 until July 2002, he served as Assistant Portfolio Manager for a number of the former Phoenix-Zweig mutual funds.

Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the fund.

                                                 Phoenix Small-Cap Value Fund 18

                            PHOENIX VALUE EQUITY FUND

INVESTMENT RISK AND RETURN SUMMARY

INVESTMENT OBJECTIVES

Phoenix Value Equity Fund has a primary investment objective to seek long-term capital appreciation. The fund has a secondary investment objective to seek current income. There is no guarantee that the fund will achieve either objective.

PRINCIPAL INVESTMENT STRATEGIES

o The fund invests in common stocks of primarily domestic (U.S.), large capitalization companies. Under normal circumstances, the fund will invest at least 80% of its assets in common stocks.

o The adviser manages the fund's investment program and the general operations of the fund, including oversight of the fund's subadviser. The subadviser manages the investments of the fund. The subadviser employs a value approach to constructing the fund's portfolio, utilizing quantitative screening to identify attractively valued securities. All stocks in the equity universe are evaluated across multiple quantitative factors, such as valuation, earnings and quality.

o Research is focused on identifying the factors, in the subadviser's opinion, most closely associated with outperforming stocks. Factors must have statistical significance, but also must meet the "common sense" test of having a logical connection to the attributes of a successful company.

o A portfolio optimization program is used to balance the expected return of the stocks with such considerations as the portfolio's benchmark, desired level of risk and transaction cost estimates.

o A stock is sold if its expected return deteriorates to the point where it can be replaced by a more attractive stock that plays an equally useful diversification role and the expected return of the new stock covers the transaction costs of the sell and purchase.


o The fund's investment strategies may lead to a high portfolio turnover rate. A high portfolio turnover rate increases brokerage and other transaction costs to the fund, negatively affects fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: Under abnormal market or economic conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing a portion of its assets in cash or short-term instruments. When this allocation happens, the fund may not achieve its investment objective.


Please see "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk losing your investment.

GENERAL

The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser/subadviser expects. As a result, the value of your shares may decrease.

                                                    Phoenix Value Equity Fund 19

EQUITY SECURITIES RISK

o LARGER MARKET CAPITALIZATION COMPANIES. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a fund's value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

o Value Stocks. Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent. Value-oriented funds typically underperform when growth investing is in favor.


                                                    Phoenix Value Equity Fund 20

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix Value Equity Fund. The bar chart shows changes in the fund's Class A Shares performance year to year over the life of the fund.(1) The table shows how the fund's average annual returns compare with those of a broad-based securities market index and a more narrowly based benchmark that reflects the market sectors in which the fund invests. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


[GRAPHIC OMITTED]

CALENDAR YEAR       ANNUAL RETURN (%)
    1998                 17.22
    1999                 16.80
    2000                 21.84
    2001                -18.91
    2002                -18.60
    2003                 23.60
    2004                 12.98
    2005                  2.28

(1) The fund's annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 26.00% (quarter ending December 31, 1998) and the lowest return for a quarter was -17.98% (quarter ending September 30, 1998). Year-to-date performance through March 31, 2006 is 7.48%.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED 12/31/05)(2)                      1 YEAR               5 YEARS         SINCE INCEPTION(3)
                                                   -------------------  -------------------  -------------------
Class A
   Return Before Taxes....................                -3.60%               -2.33%                 5.04%
   Return After Taxes on Distributions(4).                -3.72%               -2.50%                 4.58%
   Return After Taxes on Distributions
   and Sale of Fund Shares(4)(5)..........                -2.17%               -2.03%                 4.12%
Class B
   Return Before Taxes....................                -2.42%                1.90%                 5.01%
Class C
   Return Before Taxes....................                 1.58%               -1.89%                 5.02%
S&P 500(R) Index(6).......................                 4.93%                0.55%                 5.12%
Russell 1000(R) Value Index(7)............                 7.05%                5.28%                 7.48%


(2) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares and Class C Shares.

(3)  Class A Shares, Class B Shares and Class C Shares since November 5, 1997.

(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The after-tax returns shown in the table above are for only one class of shares offered by the prospectus (Class A); after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(5) If the fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the fund's other return figures.

(6) The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(7) The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

                                                    Phoenix Value Equity Fund 21

FUND FEES AND EXPENSES

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                          CLASS A             CLASS B              CLASS C
                                                          SHARES              SHARES               SHARES
                                                     -------------------------------------------------------------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
   INVESTMENT)
 Maximum Sales Charge (load) Imposed on Purchases
   (as a percentage of offering price).........             5.75%                None              None
 Maximum Deferred Sales Charge (load) (as a
   percentage of the lesser of the value
   redeemed or the amount invested)............             None(a)              5.00%(b)          1.00%(c)
 Maximum Sales Charge (load) Imposed on
   Reinvested Dividends........................             None                 None              None
 Redemption Fee................................             None                 None              None
 Exchange Fee..................................             None                 None              None
                                                        --------                               --------

                                                          CLASS A             CLASS B              CLASS C
                                                          SHARES              SHARES               SHARES
                                                     -------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
  ARE DEDUCTED FROM FUND ASSETS)
Management Fees................................             0.75%             0.75%                0.75%
Distribution and Shareholder Servicing (12b-1)              0.25%             1.00%                1.00%
  Fees(d)......................................
Other Expenses.................................             0.71%             0.71%                0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES...........             1.71%             2.46%                2.46%
Expense Reduction (e)..........................            (0.36)%           (0.36)%              (0.36)%
                                                        --------          --------             --------
NET FUND OPERATING EXPENSES....................             1.35%             2.10%                2.10%
                                                        ========          ========             ========
-----------------------------


(a) A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Shareholder Servicing Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the NASD.

(e) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses), through December 31, 2006, so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class B Shares and 2.10% for Class C Shares. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    Phoenix Value Equity Fund 22

         CLASS                 1 YEAR                3 YEARS               5 YEARS               10 YEARS
                           -----------------------------------------------------------------------------------
        Class A                 $695                 $1,041                 $1,409                $2,442
        Class B                 $603                 $  923                 $1,269                $2,576
        Class C                 $303                 $  723                 $1,269                $2,761

You would pay the following expenses if you did not redeem your shares:

        CLASS                  1 YEAR                3 YEARS                5 YEARS               10 YEARS
                           -----------------------------------------------------------------------------------
       Class B                  $203                  $  723                $1,269                 $2,576
       Class C                  $203                  $  723                $1,269                 $2,761

The examples assume that the expense reimbursement obligations of the adviser are in effect for one year. Thereafter, the examples do not reflect any reimbursement obligations.


MANAGEMENT OF THE FUND

THE ADVISER AND SUBADVISER


Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, Connecticut 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. As of December 31, 2005, Phoenix had approximately $19.3 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

Acadian Asset Management, Inc. ("Acadian") is the subadviser to the fund and is located at One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is a wholly-owned subsidiary of Old Mutual Asset Managers (US) LLC, which is wholly-owned by Old Mutual (US) Holdings, Inc. Old Mutual (US) Holdings, Inc. is wholly-owned by OM Group (UK) Limited. OM Group (UK) Limited is wholly-owned by Old Mutual PLC. Acadian acts as investment adviser to institutions and individuals. As of December 31, 2005, Acadian had approximately $32.1 billion in assets under management.


Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program, overseeing the fund's subadviser and for the general operations of the fund. Acadian, as subadviser, is responsible for the day-to-day management of the fund's investment portfolio. Phoenix and Acadian manage the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

                                                                    $1+ BILLION
                                          $1ST BILLION           THROUGH $2 BILLION           $2+ BILLION
                                      -------------------------------------------------------------------------
Value Equity Fund                             0.75%                    0.70%                     0.65%

Phoenix has contractually agreed to limit the total fund operating expenses (excluding interest, taxes and extraordinary expenses), through December 31, 2006, so that such expenses do not exceed the following percentages of the average annual net asset values for the fund. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

                                             CLASS A                  CLASS B                   CLASS C
                                             SHARES                    SHARES                    SHARES
                                      -------------------------------------------------------------------------
Value Equity Fund                             1.35%                    2.10%                     2.10%

During the fund's last fiscal year, the fund paid management fees of $426,452. The ratio of management fees to average net assets for the fiscal year ended August 31, 2005 was 0.75%.

                                                    Phoenix Value Equity Fund 23

Phoenix pays Acadian a subadvisory fee that is calculated at the following rates:

               $1ST BILLION                 $1+ BILLION THROUGH $2 BILLION               $2+ BILLION
----------------------------------------------------------------------------------------------------------------
                  0.375%                                0.350%                              0.325%

A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is available in the fund's 2005 annual report covering the period September 1, 2004 through August 31, 2005.

PORTFOLIO MANAGEMENT

A team of investment professionals manages the fund and is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

BRENDAN O. BRADLEY. Mr. Bradley has served on the fund's portfolio management team since October 2005. He is a Senior Vice President and a senior member of the investment research team. Prior to joining Acadian in 2004, Mr. Bradley was a Vice President at Upstream Technologies (2002-2004), where he designed and implemented quantitative investment management systems and strategies. His professional background also includes work as a research analyst and consultant at Samuelson Portfolio Strategies (1999-2002).

JOHN R. CHISHOLM, CFA. Mr. Chisholm has served on the fund's portfolio management team since October 2005. He is Co-Chief Investment Officer and Executive Vice President of Acadian. Mr. Chisholm has been affiliated with Acadian since 1984, first in a consulting capacity (1984-1987), as a quantitative research analyst (1987-1989), and as a portfolio manager (since
1989). He became Co-Chief Investment Officer in 1997.

MATTHEW J. COHEN, CFA. Mr. Cohen has served on the fund's portfolio management team since October 2005. He is a Senior Vice President and Portfolio Manager of Acadian. Mr. Cohen specializes in quantitative equity valuation techniques and manages the processes and data that drive Acadian's investment approach. Prior to joining Acadian in 1994, he worked as a senior systems analyst and project manager for Digital Equipment Corporation.

RAYMOND F. MUI. Mr. Mui has served on the fund's portfolio management team since October 2005. He is a Senior Vice President specializing in multi-factor equity valuation frameworks and the development of investment strategies for both the developed and emerging equity markets. Prior to joining Acadian in 1991, Mr. Mui was a member of the senior technical staff at Hughes Aircraft, where he developed prototypes of command, communications and information systems.

BRIAN K. WOLAHAN, CFA. Mr. Wolahan has served on the fund's portfolio management team since October 2005. He is Co-Director of Research and a Senior Portfolio Manager responsible for developing and applying quantitative techniques to evaluate markets and securities. Before joining Acadian in 1990, Mr. Wolahan worked in the Systems Planning Group at Bank of New England, and as a Senior Systems Analyst at Mars Incorporated with responsibilities for Corporate Systems.

Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the fund.

                                                    Phoenix Value Equity Fund 24

ADDITIONAL INVESTMENT TECHNIQUES


In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, the Phoenix Quality Small-Cap Fund ("Quality Small-Cap Fund"), Phoenix Small-Cap Sustainable Growth Fund ("Small-Cap Sustainable Growth Fund"), Phoenix Small-Cap Value Fund ("Small-Cap Value Fund"), and Phoenix Value Equity Fund ("Value Equity Fund") each may engage in the following investment techniques:


BORROWING


Each fund may obtain fixed interest rate loans and invest the loan proceeds in other assets. Each of Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may obtain fixed interest rate loans in amounts up to one-third the value of its net assets. If the securities purchased with such borrowed money decrease in value or do not increase enough to cover interest and other borrowing costs, the funds will suffer greater losses than if no borrowing took place.


DEPOSITARY RECEIPTS

The funds may invest in American Depositary Receipts (ADRs) and New York Shares. While investment in ADRs may eliminate some of the risk associated with foreign investments, it does not eliminate all the risks inherent in investing in securities of foreign issuers. ADRs which are not sponsored by U.S. banks are subject to the same investment risks as foreign securities.

FINANCIAL FUTURES AND RELATED OPTIONS


The Small-Cap Value Fund and Value Equity Fund may use financial futures contracts and related options for hedging purposes. Futures and options involve market risk in excess of their value and may not be as liquid as other securities.


FOREIGN INVESTING


The funds may invest in securities of foreign (non-U.S.) issuers. For Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund, foreign equity investments are generally limited to securities traded on U.S. exchanges or in the NASDAQ Stock Market and ADRs. Investments in non-U.S. securities involve additional risks and conditions, including differences in accounting standards, generally higher commission rates, differences in transaction settlement systems, political instability and the possibility of confiscatory or expropriation taxes. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may also be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. In addition, foreign markets and currencies may not function as well as U.S. markets.


ILLIQUID SECURITIES

The funds may invest in illiquid securities. Illiquid and restricted securities may be difficult to sell or may be sold only pursuant to certain legal restrictions. Difficulty in selling securities may result in a loss to the funds or entail expenses not normally associated with the sale of a security.

MUTUAL FUND INVESTING

The funds may invest in shares of other mutual funds. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the funds, indirectly bear.

                                                  Phoenix Investment Trust 97 25

REPURCHASE AGREEMENTS

The funds may invest in repurchase agreements. Default or insolvency of the other party presents a risk to the funds.


SECURITIES LENDING


Each fund may loan portfolio securities to increase investment returns. Each of Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may loan portfolio securities with a value up to one third of its total assets. If the borrower is unwilling or unable to return the borrowed securities when due, the fund can suffer losses.


SMALL AND MEDIUM MARKET CAPITALIZATION COMPANIES

The Value Equity Fund may invest in issuers having small and medium market capitalizations. Companies with smaller market capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small and medium market capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller market capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.


SHORT-TERM INVESTMENTS

The Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may invest in short-term instruments, including instruments that are not U.S. Government securities. Such short-term instruments are high grade short-term securities such as commercial paper, drafts, municipal notes, bankers' acceptances and certificates of deposit.

UNRATED SECURITIES

The Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may invest in unrated securities. Unrated securities may not be lower in quality than rated securities, but due to their perceived risk, they may not have as broad a market as rated securities. Analysis of unrated securities is more complex than for rated securities, making it more difficult for the subadviser to accurately predict risk.

U.S. GOVERNMENT SECURITIES

The Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may invest in U.S. Government Securities. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.


The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the funds.

                                                  Phoenix Investment Trust 97 26

PRICING OF FUND SHARES

HOW IS THE SHARE PRICE DETERMINED?

Each fund calculates a share price for each class of its shares. The share price for each class is based on the net assets of the fund and the number of outstanding shares of that class. In general, each fund calculates a share price for each class by:

         o    adding the values of all securities and other assets of the fund;

         o    subtracting liabilities; and

         o dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a fund's net asset value.

Liabilities: Accrued liabilities for class specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class's net assets except where an alternative allocation can be more appropriately made.

Net Asset Value: The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class's net asset value per share.

The net asset value per share of each class of each fund is determined as of the close of trading (normally 4:00 PM eastern time) on days when the New York Stock Exchange (the "NYSE") is open for trading. A fund will not calculate its net asset values per share class on days when the NYSE is closed for trading. If a fund holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the net asset value of the fund's shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.

HOW ARE SECURITIES FAIR VALUED?

If market quotations are not readily available or where available prices are not reliable, the fund determines a "fair value" for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (iv) a security whose price as provided by any pricing source, does not, in the opinion of the adviser/subadviser, reflect the security's market value; (v) securities where the market quotations are not readily available as a result of "significant" events; (vi) securities of an issuer that has entered into a restructuring; and (vii) foreign securities subject to trading collars for which no or limited trading takes place. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

                                                  Phoenix Investment Trust 97 27

The value of any portfolio security held by the fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security's "fair value" on the valuation date (i.e., the amount that the fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services;
(iv) an analysis of the issuer's financial statements; (v) trading volumes on markets, exchanges or among dealers; (vi) recent news about the security or issuer; (vii) trading volumes on markets, exchanges or among dealers; (viii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (ix) whether two or more dealers with whom the adviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (x) government (domestic or foreign) actions or pronouncements.


Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the fund's fair valuation procedures, may not reflect such security's market value.

AT WHAT PRICE ARE SHARES PURCHASED?

All investments received by the funds' authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and factional shares that are purchased at the closing net asset value on the next business day on which the fund's net asset value is calculated following the dividend record date.

SALES CHARGES

WHAT ARE THE CLASSES AND HOW DO THEY DIFFER?

Each fund presently offers three classes of shares that have different sales and distribution charges. (See "Fund Fees and Expenses" previously in this prospectus.) The funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders.

WHAT ARRANGEMENT IS BEST FOR YOU?

The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoint amounts.

                                                  Phoenix Investment Trust 97 28

You should inform or inquire of your financial representative whether or not you may be entitled to a sales charge discount attributable to your total holdings in a fund or affiliated funds. To determine eligibility for a sales charge discount, you may aggregate all of your accounts (including joint accounts, IRAs, non-IRAs, etc.) and those of your spouse and minor children. The financial representative may request you to provide an account statement or other holdings information to determine your eligibility for a breakpoint and to make certain all involved parties have the necessary data. Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the Statement of Additional Information in the section entitled "How to Buy Shares." This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of the Phoenix Funds' Web sites at: PhoenixFunds.com or PhoenixInvestments.com. Please be sure that you fully understand these choices before investing. If you or your financial representative require additional assistance, you may also contact Mutual Fund Services by calling toll-free (800) 243-1574.


CLASS A SHARES. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See "Initial Sales Charge Alternative--Class A Shares" below.) Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on redemptions within one year on purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Class A Shares have lower distribution and service fees (0.25%) and pay higher dividends than Class B Shares and Class C Shares.


CLASS B SHARES. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first five years after they are purchased, you will pay a deferred sales charge of up to 5% of your shares' value. (See "Deferred Sales Charge Alternative--Class B Shares and Class C Shares" below.) This charge declines to 0% over a period of five years and may be waived under certain conditions. Class B Shares have higher distribution and service fees (1.00%) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after purchase. Purchases of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The underwriter may decline purchases in such situations.

CLASS C SHARES. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See "Deferred Sales Charge Alternative--Class B Shares and Class C Shares" below.) Class C Shares have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.


CLASS I SHARES (QUALITY SMALL-CAP FUND AND SMALL-CAP SUSTAINABLE GROWTH FUND
ONLY).

Class I Shares are offered primarily to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. For additional information about purchasing Class I Shares, please contact Mutual Fund Services by calling (800) 243-1574.


INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES


The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase. (See "Class A Shares--Reduced Initial Sales Charges" in the Statement of Additional Information.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the fund's underwriter (Phoenix Equity Planning Corporation, "PEPCO" or "Distributor").


                                                  Phoenix Investment Trust 97 29

SALES CHARGE YOU MAY PAY TO PURCHASE CLASS A SHARES
                                                                      SALES CHARGE AS A PERCENTAGE OF
                AMOUNT OF TRANSACTION                    ---------------------------------------------------------
                  AT OFFERING PRICE                            OFFERING PRICE             NET AMOUNT INVESTED
------------------------------------------------------------------------------------------------------------------
Under $50,000.......................................               5.75%                         6.10%
$50,000 but under $100,000..........................               4.75                          4.99
$100,000 but under $250,000.........................               3.75                          3.90
$250,000 but under $500,000.........................               2.75                          2.83
$500,000 but under $1,000,000.......................               2.00                          2.04
$1,000,000 or more..................................               None                          None

SALES CHARGE REDUCTIONS AND WAIVERS


Investors may reduce or eliminate sales charges applicable to purchases of Class A Shares through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and may be described in greater detail in the Statement of Additional Information. Investors buying Class A Shares on which a finder's fee has been paid may incur a 1% deferred sales charge if they redeem their shares within one year of purchase.

Combination Purchase Privilege. Your purchase of any class of shares of this or any other Phoenix Fund (other than Phoenix Money Market Fund Class A Shares), if made at the same time by the same person, will be added together with any existing Phoenix Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as: (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of this or any other Phoenix Fund (other than Phoenix Money Market Fund Class A Shares), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Right of Accumulation. The value of your account(s) in any class of shares of this or any other Phoenix Fund (other than Phoenix Money Market Fund Class A Shares) if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor at the time of purchase to exercise this right.

Purchase by Associations. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

                                                  Phoenix Investment Trust 97 30

Account Reinstatement Privilege. For 180 days after you sell your Class A, Class B or Class C Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Phoenix Fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more.

Sales at Net Asset Value. In addition to the programs summarized above, the Funds may sell their Class A Shares at net asset value without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Funds; directors, officers, employees and sales representatives of the Adviser, Subadviser (if any) or Distributor or a corporate affiliate of the Adviser or Distributor; private clients of an Adviser or Subadviser to any of the Funds; registered representatives and employees of dealers with which the Distributor has sales agreements; and certain qualified employee benefit plans, endowment funds or foundations. Please see the Statement of Additional Information for more information about qualifying for purchases of Class A Shares at net asset value.


DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES AND CLASS C SHARES

Class B Shares and Class C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the following rates. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the number of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS B SHARES

  YEAR                        1                2                 3                 4             5           6+
--------------------------------------------------------------------------------------------------------------------------
CDSC...............          5%                4%                3%               2%             2%          0%

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS C SHARES

  YEAR                        1                2+
--------------------------------------------------------------------------------------------------------------------------
CDSC...............          1%                0%


COMPENSATION TO DEALERS

Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as described below.

                AMOUNT OF                  SALES CHARGE AS A   SALES CHARGE AS A PERCENTAGE       DEALER DISCOUNT AS A
               TRANSACTION                   PERCENTAGE OF                  OF                        PERCENTAGE OF
            AT OFFERING PRICE               OFFERING PRICE            AMOUNT INVESTED                OFFERING PRICE
 ----------------------------------------------------------------------------------------------------------------------------
 Under $50,000                                   5.75%                     6.10%                          5.00%
 $50,000 but under $100,000                      4.75                      4.99                           4.25
 $100,000 but under $250,000                     3.75                      3.90                           3.25
 $250,000 but under $500,000                     2.75                      2.83                           2.25
 $500,000 but under $1,000,000                   2.00                      2.04                           1.75
 $1,000,000 or more                              None                      None                           None

In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. (This sales commission will not be paid to dealers for sales of Class B Shares or

                                                  Phoenix Investment Trust 97 31

Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan (the "Plan") due to a waiver of the CDSC for these Plan participants' purchases.) Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

Dealers and other entities that enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Fund and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Fund through distribution fees, service fees or transfer agent fees or, in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) from time to time, pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (b) pay broker-dealers a finder's fee in an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (c) excluding purchases as described in (b) above, pay broker-dealers an amount equal to 1.00% of the amount of Class A Shares sold from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000 and 0.25% on amounts greater than $10,000,000. For purchases made prior to January 11, 2006, if part or all of such investment as described in (b) and (c) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. For purchases made after January 11, 2006, if part or all of such investment as described in (b) and (c) above, including investments by qualified employee benefit plans opened after January 11, 2006, is subsequently redeemed within one year, a 1% CDSC may apply, except for redemptions of shares purchased on which a finder's fee would have been paid where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of the investment that the dealer waives the finder's fee otherwise payable to the dealer, or agrees to receive such finder's fee ratably over a 12-month period. For purposes of determining the applicability of the CDSC, the one-year CDSC period begins on the last day of the month preceding the month in which the purchase was made. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. PEPCO reserves the right to discontinue or alter such fee payment plans at any time.

From its own resources or pursuant to the Distribution Plans, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

The Distributor has agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.


                                                  Phoenix Investment Trust 97 32

YOUR ACCOUNT

OPENING AN ACCOUNT


Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below. These procedures do not apply to purchases of Class I Shares.


         The funds have established the following preferred methods of payment for fund shares:

         o Checks drawn on an account in the name of the investor and made payable to Phoenix Funds;

         o Checks drawn on an account in the name of the investor's company or employer and made payable to Phoenix Funds; or

         o Wire transfers or Automated Clearing House (ACH) transfers from an account in the name of the investor, or the investor's company or employer.

Payment in other forms may be accepted at the discretion of the funds. Please specify the name(s) of the fund or funds in which you would like to invest on the check or transfer instructions.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may check the information you provide against publicly available databases, information obtained from consumer reporting agencies, other financial institutions or other sources. If, after reasonable effort, we cannot verify your identity, we reserve the right to close the account and redeem the shares at net asset value next calculated after the decision is made by us to close the account.

STEP 1.

Your first choice will be the initial amount you intend to invest.

Minimum initial investments:

         o $25 for individual retirement accounts (IRAs), accounts that use the systematic exchange privilege or accounts that use the Investo-Matic program. (See below for more information on the Investo-Matic program.)


         o There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.


         o   $500 for all other accounts.

Minimum additional investments:

         o    $25 for any account.

         o There is no minimum for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.

The funds reserve the right to refuse any purchase order for any reason.

                                                  Phoenix Investment Trust 97 33

STEP 2.

Your second choice will be what class of shares to buy. Each fund offers three classes of shares for individual investors. Each share class has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.

STEP 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

         o Receive both dividends and capital gain distributions in additional shares;

         o Receive dividends in additional shares and capital gain distributions in cash;

         o Receive dividends in cash and capital gain distributions in additional shares; or

         o    Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.

HOW TO BUY SHARES

                                            TO OPEN AN ACCOUNT
 Through a financial advisor............    Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
 Through the mail.......................    Complete a New Account Application and send it with a check payable to the fund. Mail them to: State Street Bank, P.O. Box 8301,
                                            Boston, MA 02266-8301.
 Through express delivery...............    Complete a New Account Application and send it with a check payable to the fund. Send them to: Boston Financial Data Services, Attn:
                                            Phoenix Funds, 66 Brooks Drive, Braintree, MA 02184.
 By Federal Funds wire..................    Call us at (800) 243-1574 (press 1, then 0).
 By Investo-Matic.......................    Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to:
                                            State Street Bank,
                                            P.O. Box 8301, Boston, MA 02266-8301.
 By telephone exchange..................    Call us at (800) 243-1574 (press 1, then 0).

The price at which a purchase is effected is based on the net asset value determined after the receipt of a purchase order by the funds' Transfer Agent.

HOW TO SELL SHARES

You have the right to have the funds buy back shares at the net asset value next determined after receipt of a redemption order by the funds' Transfer Agent or an authorized agent. In the case of a Class B Share or Class C Share redemption, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

                                                  Phoenix Investment Trust 97 34

                                       TO SELL SHARES
Through a financial advisor..........  Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
Through the mail.....................  Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, P.O. Box 8301, Boston, MA
                                       02266-8301. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.
Through express delivery.............  Send a letter of instruction and any share certificates (if you hold certificate shares) to: Boston Financial Data Services, Attn: Phoenix
                                       Funds, 66 Brooks Drive, Braintree, MA 02184. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.
By telephone.........................  For sales up to $50,000, requests can be made by calling (800) 243-1574.
By telephone exchange................  Call us at (800) 243-1574 (press 1, then 0).

THINGS YOU SHOULD KNOW WHEN SELLING SHARES

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of a fund. Each fund reserves the right to pay large redemptions "in-kind" (i.e., in securities owned by a fund) rather than in cash. Large redemptions are those over $250,000 or 1% of a fund's net assets, whichever is less. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents, in proper form, have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds' Transfer Agent at (800) 243-1574.

REDEMPTIONS BY MAIL

> If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors
         Act:

o        Send a clear letter of instructions if all of these apply:

         o    The proceeds do not exceed $50,000.

         o The proceeds are payable to the registered owner at the address on record.

         Send a clear letter of instructions with a signature guarantee when any of these apply:

         o    You are selling more than $50,000 worth of shares.

         o The name or address on the account has changed within the last 30 days.

         o You want the proceeds to go to a different name or address than on the account.

o If you are selling shares held in a corporate or fiduciary account, please contact the funds' Transfer Agent at (800) 243-1574.

If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the funds' Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. Currently, the Transfer Agent's signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

                                                  Phoenix Investment Trust 97 35

SELLING SHARES BY TELEPHONE

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See "Disruptive Trading and Market Timing" in this Prospectus.)

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.

ACCOUNT POLICIES

ACCOUNT REINSTATEMENT PRIVILEGE

For 180 days after you sell your Class A Shares, Class B Shares, or Class C Shares on which you previously paid a sales charge, you may purchase Class A Shares of any Phoenix Fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B and Class C shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

REDEMPTION OF SMALL ACCOUNTS

Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

DISTRIBUTIONS OF SMALL AMOUNTS AND UNCASHED CHECKS

Distributions in amounts less than $10 will automatically be reinvested in additional shares of the fund. If you have elected to receive distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from the fund with regard to uncashed distribution checks, your distribution options will automatically be converted to having all distributions reinvested in additional shares.

EXCHANGE PRIVILEGES

You should read the prospectus of the Phoenix Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-4361, or accessing our Web sites at PhoenixFunds.com or PhoenixInvestments.com.

         o You may exchange shares of one fund for the same class of shares of another Phoenix Fund; e.g., Class A Shares for Class A Shares. Class C Shares are also exchangeable for Class T Shares of those Phoenix Funds offering them. Exchange privileges may not be available for all Phoenix Funds and may be rejected or suspended.

                                                  Phoenix Investment Trust 97 36

         o Exchanges may be made by telephone ((800) 243-1574) or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

         o The amount of the exchange must be equal to or greater than the minimum initial investment required.

         o The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

DISRUPTIVE TRADING AND MARKET TIMING

These funds are not suitable for market timers and market timers are discouraged from becoming investors. Your ability to make exchanges among funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.

Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading ("Disruptive Trading") which can have risks and harmful effects for other shareholders. These risks and harmful effects include:

         o dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;

         o an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the fund to maintain a higher level of cash than would otherwise be the case, or causing the fund to liquidate investments prematurely; and

         o reducing returns to long-term shareholders through increased brokerage and administrative expenses.

In order to attempt to protect our shareholders from Disruptive Trading, the funds' Board of Trustees has adopted market timing policies and procedures designed to discourage Disruptive Trading. The Board has adopted these policies and procedures as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.


Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder's trading activity, the funds may consider, among other factors, the shareholder's trading history both directly and, if known, through financial intermediaries, in the funds, in other funds within the Phoenix Fund complex, in non-Phoenix mutual funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The funds may permit exchanges that they believe, in the exercise of their judgment, are not disruptive. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.


Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the funds' policies regarding excessive trading. The funds may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Under our market timing policies, we may modify your exchange privileges for some or all of the funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing services made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time or could revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone

                                                  Phoenix Investment Trust 97 37
and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

The funds currently do not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The funds reserve the right to impose such fees and/or charges in the future.

Orders for the purchase of fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.

Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the funds. There is no assurance that the funds or their agents will have access to any or all information necessary to detect market timing in omnibus accounts. While the funds will seek to take action (directly and with the assistance of financial intermediaries) that will detect market timing, the funds cannot guarantee that such trading activity can be completely eliminated.

The funds do not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The funds reserve the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.

The funds cannot guarantee that their policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

RETIREMENT PLANS

Shares of the funds may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans and 403(b) plans. For more information, call (800) 243-4361.

INVESTOR SERVICES AND OTHER INFORMATION

INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.

SYSTEMATIC EXCHANGE allows you to automatically move money from one Phoenix Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Phoenix Fund will be exchanged for shares of the same class of another Phoenix Fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds and may be rejected or suspended.

TELEPHONE EXCHANGE lets you exchange shares of one Phoenix Fund for the same class of shares in another Phoenix Fund, using our customer service telephone service. (See the "Telephone Exchange" section on the application.) Exchange privileges may not be available for all Phoenix Funds and may be rejected or suspended.

SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through the ACH to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own Phoenix Fund shares worth at least $5,000.

                                                  Phoenix Investment Trust 97 38

DISCLOSURE OF FUND HOLDINGS. The funds make available on the Phoenix Funds' Web sites, PhoenixFunds.com or PhoenixInvestments.com, information with respect to each fund's top 10 holdings and summary composition data derived from portfolio holdings information. This information is posted to the Web sites at the end of each month with respect to the top 10 holdings, and at the end of each quarter with respect to summary composition information, generally within 10 business days. This information will remain available on the Web sites until full portfolio holdings information becomes publicly available. A full listing of each fund's portfolio holdings becomes publicly available (i) as of the end of its second and fourth fiscal quarters in shareholder reports, which are sent to all shareholders and are filed with the SEC on Form N-CSR, and (ii) at the end of its first and third fiscal quarters by filing with the SEC a Form N-Q. The funds' shareholder reports are available on Phoenix's Web site at PhoenixFunds.com (also accessible at PhoenixInvestments.com). The funds' Form N-Q filings are available on the SEC's Internet site at sec.gov. A more detailed description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is also available in the Statement of Additional Information.


TAX STATUS OF DISTRIBUTIONS

The funds plan to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, annually.


                  Fund                                      Dividend Paid
--------------------------------------------------------------------------------
  Quality Small-Cap Fund                                      Annually
  Small-Cap Sustainable Growth Fund                           Annually
  Small-Cap Value Fund                                      Semiannually
  Value Equity Fund                                         Semiannually


Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Under the Jobs and Growth Tax Reconciliation Act of 2003, certain distributions of long-term capital gains and certain dividends are taxable at a lower rate than ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by a fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

                                                  Phoenix Investment Trust 97 39

FINANCIAL HIGHLIGHTS


These tables are intended to help you understand the funds' financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by the funds' independent registered public accounting firm, [to be named in amendment]. Their report, together with the funds' financial statements, is included in the funds' most recent Annual Report, which is available upon request.

Since the Quality Small-Cap and Small-Cap Sustainable Growth Funds have been in existence only since the date of this prospectus, no financial information is included here for the funds.

PHOENIX SMALL-CAP VALUE FUND

[TO BE FILED BY AMENDMENT.]

PHOENIX VALUE EQUITY FUND

[TO BE FILED BY AMENDMENT.]



                                                  Phoenix Investment Trust 97 40

                           PHOENIX INVESTMENT TRUST 97


                         PHOENIX QUALITY SMALL-CAP FUND
                    PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND

                          PHOENIX SMALL-CAP VALUE FUND
                            PHOENIX VALUE EQUITY FUND

                                101 Munson Street
                              Greenfield, MA 01301


                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 14, 2006

The Statement of Additional Information ("SAI") is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of Phoenix Investment Trust 97 (the "Trust"), dated April 14, 2006, and should be read in conjunction with it. The SAI incorporates by reference certain information that appears in the Trust's annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the Trust's Prospectus, annual or semiannual reports by visiting the Phoenix Funds' Web sites at PhoenixFunds.com or PhoenixInvestments.com, by calling Phoenix Equity Planning Corporation ("PEPCO") at (800) 243-4361 or by writing to PEPCO at One American Row, P.O. Box 5056, Hartford, CT 06102-5056.


                                TABLE OF CONTENTS

The Trust......................................................................1
Investment Restrictions........................................................1
Investment Techniques and Risks................................................2

Performance Information.......................................................20
Portfolio Transactions and Brokerage..........................................21
Disclosure of Fund Holdings...................................................23
Services of the Adviser and Subadvisers.......................................25
Portfolio Managers............................................................29
Net Asset Value...............................................................34
How to Buy Shares.............................................................34
Alternative Purchase Arrangements.............................................34
Investor Account Services.....................................................38
How to Redeem Shares..........................................................39
Dividends, Distributions and Taxes............................................41
Tax Sheltered Retirement Plans................................................45
The Distributor...............................................................46
Distribution Plans............................................................48
Management of the Trust.......................................................49
Additional Information........................................................57



                      Mutual Fund Services: (800) 243-1574

                      Retail Markets Group: (800) 243-4361

                        Telephone Orders: (800) 367-5877
                         Text Telephone: (800) 243-1926

                                    THE TRUST


   The Trust is a diversified open-end management investment company which was organized under Massachusetts law in 1997 as a business trust and was reorganized as a Delaware statutory trust in December, 2000. The Trust presently comprises four series: the Phoenix Quality Small-Cap Fund ("Quality Small-Cap Fund"), Phoenix Small-Cap Sustainable Growth Fund ("Small-Cap Sustainable Growth Fund"), Phoenix Small-Cap Value Fund ("Small-Cap Value Fund") and Phoenix Value Equity Fund ("Value Equity Fund") each a "Fund" and collectively the "Funds."

   The Trust's prospectus describes the investment objectives of the Funds and the strategies that each of the Funds will employ in seeking to achieve its investment objective. The investment objectives of Small-Cap Value Fund and Value Equity Fund are fundamental policies of the Funds and may not be changed without the vote of a majority of the outstanding voting securities of the Funds. The investment objectives of Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund are non-fundamental policies. The following discussion supplements the disclosure in the prospectus.


                             INVESTMENT RESTRICTIONS


   The following investment restrictions have been adopted by the Trust with respect to each Fund. These investment restrictions are "fundamental" policies for the Funds. A "fundamental" policy is defined in the Investment Company Act of 1940, as amended, (the "1940 Act") to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.


   Each Fund may not:

   (1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   (2) Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities).

   (3) Borrow money, except (i) in amounts not to exceed one third of the value of the Fund's total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

   (4) Issue "senior securities" in contravention of the 1940 Act. Activities permitted by the Securities and Exchange Commission ("SEC") exemptive orders or staff interpretations shall not be deemed to be prohibited by this restriction.

   (5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

   (6) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

   (7) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).


   (8) For the Small-Cap Value Fund and Value Equity Fund: Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies. For the Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund: Lend securities or make other loans if, as a result, more than 33.3% of its total assets would be lent to other parties, except that the Fund may (i) purchase debt securities,
(ii) enter into repurchase agreements and (iii) lend portfolio securities and acquire loans, loan participations and assignments (both funded and unfunded) and other forms of debt instruments.


   Except with respect to investment restriction (3) above, if any percentage restriction described above for the Funds is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Funds' assets will not constitute a violation of the restriction. With respect to investment restriction (3), in the event that asset coverage for all borrowings shall at any time fall below 300 per centum, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum.

                         INVESTMENT TECHNIQUES AND RISKS

   The Funds may utilize the following practices or techniques in pursuing their investment objectives.

CONVERTIBLE LOW-RATED SECURITIES

   The Value Equity Fund may also invest in convertible securities (debt securities or preferred stocks of corporations which are convertible into or exchangeable for common stocks). The Fund's adviser or subadviser, as the case may be, will select only those convertible securities for which it believes (a) the underlying common stock is a suitable investment for the Fund and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. The Fund may invest in convertible debt securities rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as "junk bonds."

   Corporate obligations rated less than investment grade (hereinafter referred to as "low-rated securities") are commonly referred to as "junk bonds," and while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in low-rated securities are discussed below.

   Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated security defaulted, the Fund might incur additional expenses in seeking recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated securities and thus in the Fund's net asset value.

   As previously stated, the value of a low-rated security generally will decrease in a rising interest rate market, and accordingly, so normally will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of low-rated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

   Payment Expectations. Low-rated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at their discretion, redeem the securities. During periods of falling interest rates, issuers of low-rated securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security which would result in lower returns for the Fund.

   Credit Ratings. Credit ratings issued by credit rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of low-rated securities and therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

   Liquidity and Valuation. The Fund may have difficulty disposing of certain low-rated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all low-rated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security, and accordingly, the net asset value of the Fund and its ability to dispose of particular securities when necessary to meet its liquidity needs, or in response to a specific economic event, or an event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its respective portfolio. Market quotations are generally available on many low-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated securities, especially in a thinly-traded market.


DEBT SECURITIES

   The Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may invest in debt securities including all types of domestic or U.S. dollar-denominated foreign debt securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset-backed securities, including collateralized mortgage obligations and real estate mortgage investment conduits, U.S. Government and U.S. Government agency securities, zero coupon bonds, and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and longer-term repurchase agreements.

   In determining whether or not to invest in a particular debt security, the subadviser considers factors such as the price, coupon and yield to maturity, the credit quality of the issuer, the issuer's cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions.

   After a purchase, the rating of a debt issue may be reduced below the minimum rating acceptable for purchase by a Fund. A subsequent downgrade does not require the sale of the security, but the subadviser will consider such an event in determining whether to continue to hold the obligation.

   Asset-Backed Securities. Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may invest in asset-backed securities which represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans, such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed securities generally are issued by governmental, government-related and private organizations. Asset-backed securities may be prepaid prior to maturity, and hence, their actual life can vary considerably from the stated maturity. During periods of falling interest rates, prepayments may accelerate, which would require a Fund to reinvest the proceeds at a lower interest rate. In addition, like other debt securities, the value of asset-backed securities will normally decline in periods of rising interest rates. Although generally rated AAA, it is possible that the securities could become illiquid or experience losses if guarantors or insurers default.

   Below Investment Grade Debt Securities. Each Fund may purchase lower-rated debt securities, (e.g., those rated "BB" and "B" by Standard & Poor's Corporation ("S&P") or "Ba" and "B" by Moody's Investors Service, Inc. ("Moody's")) that have reduced prospects for payment of principal and interest. Lower-rated debt securities are considered to be speculative and have a greater risk of default or price changes due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities are valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Funds to value their portfolio securities, and their ability to dispose of these lower-rated debt securities.

   Because the risk of default is higher for lower-quality securities and can increase with the age of these securities, the subadviser's research and credit analysis are an integral part of managing any securities of this type held by the Funds. In considering investments for the Funds, the subadviser attempts to identify those issuers of high-yielding securities whose financial condition is sound enough to meet future obligations, has improved, or is expected to improve in the future. The subadviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

   Mortgage-Related Securities. Mortgage-related securities are interests in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. In the case of mortgage-related securities, including real estate mortgage investment conduits and collateralized mortgage obligations, prepayments of principal by mortgagors or mortgage foreclosures will affect the average life of the mortgage-related securities remaining in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and by factors including general economic conditions, the underlying location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayments tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates, the rate of prepayments tends to increase, thereby shortening the average life of a pool of mortgage-related securities. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. Unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

   Adjustable-Rate Mortgage-Related Securities ("ARMS"). Because the interest rates on the mortgages underlying ARMS reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow a Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments.

   Federal Home Loan Mortgage Corporation ("FHLMC"). FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

   The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each underlying mortgage loan must include whole loans, undivided participation interests in whole loans or participation in another FHLMC security.

   Federal National Mortgage Association ("FNMA"). FNMA is a federally chartered and privately-owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

   Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following:

   (1) fixed-rate level payment mortgage loans;

   (2) fixed-rate growing equity mortgage loans;

   (3) fixed-rate graduated payment mortgage loans;

   (4) variable-rate mortgage loans;

   (5) other adjustable-rate mortgage loans; and

   (6) fixed-rate mortgage loans secured by multifamily projects.

   Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the Federal Housing Administration ("FHA") under the Housing Act, or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

   GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans:

   (1) fixed-rate level payment mortgage loans;

   (2) fixed-rate graduated payment mortgage loans;

   (3) fixed-rate growing equity mortgage loans;

   (4) fixed-rate mortgage loans secured by manufactured (mobile) homes;

   (5) mortgage loans on multifamily residential properties under construction;

   (6) mortgage loans on completed multifamily projects;

   (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans);

   (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and

   (9) mortgage-backed serial notes.

   Privately Issued Mortgage-Related Securities. The Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may invest in mortgage-related securities offered by private issuers, including pass-through securities comprised of pools of conventional residential mortgage loans, mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans, and bonds and collateralized mortgage obligations ("CMOs"). Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

   The Funds may invest in, among other things, "parallel pay" CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class which, like the other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

   Variable Rate Demand Notes. Variable rate demand notes ("VRDNs") are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, generally at 30-, 60-, 90-, 180-, or 365-day intervals. These notes can be tax-exempt obligations. The interest rates are adjustable at intervals ranging from daily to six months. Adjustment formulas are designed to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments typically are based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

   Zero Coupon Debt Securities. The Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may invest in zero coupon securities. Zero coupon debt securities do not make interest payments; instead, they are sold at a discount from face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily net asset value, a Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. The amount of the discount on a zero coupon bond (other than a zero coupon Municipal Security) acquired by a Fund from its issuer must be included in the Fund's income during the period when the Fund holds the bond, even though the Fund does not receive payments of interest on the bond. In order to qualify for favorable federal income tax treatment, a Fund may have to increase its distributions to shareholders to reflect the amount of the discount that the Fund includes in its income, and may be required to borrow to meet its distribution requirements.

DERIVATIVE INVESTMENTS

   In order to hedge various portfolio positions, including to hedge against price movements in markets in which the Funds anticipate increasing their exposure, the Funds may invest in certain instruments which may be characterized as derivative investments. These investments include various types of interest rate transactions, options and futures. Such investments also may consist of indexed securities. Other such investments have no express quantitative limitations, although they may be made solely for hedging purposes, not for speculation, and may in some cases be limited as to the type of counter-party permitted. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transactions and that pertaining to the securities which are the subject of such transactions. Similarly, utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates which are the subject of the hedge. Investments in indexed securities, including inverse securities, subject each Fund to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

DOLLAR ROLL TRANSACTIONS


   The Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a security to a financial institution concurrently with an agreement by that Fund to purchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional portfolio securities of that Fund, and the income from these investments, together with any additional fee income received on the sale, may or may not generate income for that Fund exceeding the yield on the securities sold. When a Fund enters into a dollar roll transaction, it will designate liquid assets having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.


FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS


   Each of the Funds may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which the Fund may wish to purchase in the future by purchasing futures contracts.


   The Funds may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

   In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by the Fund upon the purchase or sale of a financial futures contract. Initially, the Fund will be required to deposit in a pledged account with its custodian bank any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

   The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

   Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.


   Each Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.


   Limitations on Futures Contracts and Related Options. Each Fund may enter into futures contracts and options. Under the Commodity Exchange Act ("CEA"), a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, the Fund will specifically designate on its accounting records cash and appropriate liquid assets to cover its obligations related to futures contracts and options.


   The extent to which a Fund may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code (the "Code") for qualifications as a regulated investment company. (See "Dividends, Distributions and Taxes." section of this SAI.)


   Risks Relating to Futures Contracts. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such contracts or options. Each Fund will enter into a futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the case of a futures position, in the event of adverse price movements, each Fund would continue to be required to make daily margin payments. In this situation, if each Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, each Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge its portfolio effectively.

   There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts will cause the Fund to incur additional brokerage commissions and may cause an increase in the Fund's portfolio turnover rate.

   The successful use of futures contracts also depends on the ability of the adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract is held by the Fund or such prices move in a direction opposite to that anticipated, the Fund may realize a potential unlimited loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, the Fund's return for the period may be less than if it had not engaged in the hedging transaction.

   Utilization of futures contracts by the Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where the Fund has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

   The market prices of futures contracts may be affected if participants in the futures market also elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such cases, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

FOREIGN CURRENCY FUTURES TRANSACTIONS


   The Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.


   Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FOREIGN CURRENCY OPTIONS

   A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.

   A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

FOREIGN SECURITIES


   Each Fund may purchase foreign securities, including those issued by foreign branches of U.S. banks. For Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund, foreign equity investments are generally limited to securities traded on U.S. exchanges or in the NASDAQ Stock Market and American Depositary Receipts ("ADRs").


   Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.

   Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility, and changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Exchange rates are determined by forces of supply and demand in the foreign exchange markets, and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Fund's net asset value and dividends either positively or negatively depending upon which foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long term.

   Foreign securities held by the Fund may not be registered with the SEC and the issuers thereof will not be subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

   In investing in securities denominated in foreign currencies, the Fund will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Fund's assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Although the Fund will invest only in securities denominated in foreign currencies that are fully convertible into U.S. dollars without legal restriction at the time of investment, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.

   Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Fund and which may not be recoverable by the Fund or its investors.

   Each Fund will calculate its net asset value and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange ("NYSE") is closed). Foreign securities in which a Fund may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset value of the Fund's portfolio may be affected by such trading on days when a shareholder has no access to the Fund.

   Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund should have more than 50% of the value of its assets invested in securities of foreign corporations at the close of its taxable year, the Fund may elect to pass through to its shareholders their proportionate shares of foreign income taxes paid. Investors are urged to consult their tax attorney with respect to specific questions regarding foreign, federal, state or local taxes.

   The Funds may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Funds' foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.


   Although the Funds may buy securities of foreign issuers in foreign markets, most of their foreign securities investments are made by purchasing ADRs, "ordinary shares," or "New York Shares." The Funds may invest in foreign-currency-denominated securities that trade in foreign markets if the adviser believes that such investments will be advantageous to the Funds.


   ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. These contracts will only be used to facilitate settlements.

   A Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the Fund. The Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily, in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities specifically designated declines, additional cash or securities will be added so that the specifically designated amount is not less than the amount of the Fund's commitments with respect to such contracts. Generally, the Funds will not enter into forward contracts with a term longer than one year.

   When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, it is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. Utilizing this investment technique may also hedge the foreign currency exchange rate risk by engaging in currency financial futures and options transactions.


   When the subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

   It is impossible to forecast with precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

   If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize gains to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund will have to convert its holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

ILLIQUID SECURITIES

   Each Fund may invest in securities that are not liquid. The Funds consider investments that the adviser is not likely to be able to sell within seven days as not liquid. These securities can include repurchase agreements with maturities of more than seven days and private placements. Repurchase agreements are contracts under which the Fund will buy securities and simultaneously agree to resell them at a later date for an agreed, higher price. Private placements are securities that are not sold to investors through a public offering but instead are sold in direct, private transactions. Illiquid securities may have a lower value than comparable securities that have active markets for resale, and they can lose their value more quickly under unfavorable conditions.

INVESTMENT COMPANIES

   Each Fund may invest in mutual funds. The Funds may invest in mutual funds advised by the fund's adviser or other advisers controlled by the same persons who control the fund's adviser. Assets invested in other investment companies and mutual funds will incur fees similar to the investment management, custodial and other fees that these funds charge. You will in effect incur a second set of fees on these fund investments.

INVESTMENT GRADE INVESTMENTS

   The Value Equity Fund may invest in U.S. government securities and publicly distributed corporate bonds and debentures to generate possible capital gains at those times when its adviser or subadviser, as the case may be, believes such securities offer opportunities for long-term growth of capital, such as during periods of declining interest rates when the market value of such securities generally rises. The Fund will limit its investments in non-convertible bonds and debentures to those which have been assigned one of the three highest ratings of either Standard & Poor's Corporation (AAA, AA and A) or Moody's Investors Service, Inc. (Aaa, Aa and A). In the event a bond or debenture is downgraded after investment, the Fund may retain such security unless it is rated less than investment grade (i.e., less than BBB by Standard & Poor's or Baa by Moody's). If a non-convertible bond or debenture is downgraded below investment grade, the Fund will promptly dispose of such bond or debenture, unless its adviser or subadviser, as the case may be, believes it disadvantageous to the Fund to do so.

LENDING PORTFOLIO SECURITIES


   In order to increase its return on investments, each Fund may make loans of its portfolio securities. Each of Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may loan portfolio securities with a value of up to thirty percent of its total assets to increase its investment returns. Loans of portfolio securities will always be fully collateralized by cash or securities issued or guaranteed by the U.S. Government and marked to market daily, at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered by the adviser to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.


LEVERAGE

   Each Fund may borrow money, subject to its investment restriction, for temporary, extraordinary or emergency purposes. Interest on money borrowed will be an expense of the Fund with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of the Fund is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial. Bank borrowings must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Fund with respect to which the borrowing has been made.

OPTIONS


   The Funds may write covered call options and purchase call and put options.

   Call options written by a Fund normally will have expiration dates between three and nine months from the date written. During the option period the Funds may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Fund to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as a Fund effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once a Fund has received an exercise notice.


   The exercise price of a call option written by a Fund may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written.

   A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

   Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/Silver Index. Each Fund may write call options and purchase call and put options on any other indices traded on a recognized exchange.

   Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by a Fund to prevent an underlying security from being called, or to enable a Fund to write another call option with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium on the option less the commission paid.

   The option activities of the Fund may increase its portfolio turnover rate and the amount of brokerage commissions paid. The Fund will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

   Limitations on Options. Each Fund may write call options only if they are covered and if they remain covered so long as the Fund is obligated as a writer. If the Fund writes a call option on an individual security, the Fund will own the underlying security at all times during the option period. Each Fund will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Fund will be "covered" by identifying the specific portfolio securities being hedged.

   To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Fund, the Fund will be required to deposit qualified securities. A "qualified security" is a security against which the Fund has not written a call option and which has not been hedged by the Fund by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier, times the number of contracts, the Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal in value to the difference. In addition, when a Fund writes a call on an index which is "in-the-money" at the time the call is written, the Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal in value to the amount by which the call is "in-the-money" times the multiplier, times the number of contracts. Any amount specifically designated may be applied to the Fund's obligation to specifically designate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier, times the number of contracts.

   Each Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.

   Under the CEA, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, each Fund will specifically designate on its accounting records cash and appropriate liquid assets to cover its obligations related to futures contracts and options. In connection with each Fund qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on the Funds' ability to enter into option transactions may apply from time to time. (See "Dividends, Distributions and Taxes" section of this SAI.)

   Risks Relating to Options. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

   The risk of purchasing a call option or a put option is that the Fund may lose the premium it paid plus transaction costs. If the Fund does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

   An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will write and purchase options only when the adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that the Fund, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

   Possible reasons for the absence of a liquid secondary market on an exchange include: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.

   Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions.

   Risks of Options on Indices. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether each Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by a Fund of options on indices will be subject to the adviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

   Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, the Fund would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to the Fund. However, it is the Trust's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

   Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, the Funds will write call options on indices only subject to the limitations described above.


   Price movements in securities in a Fund's portfolio will not correlate perfectly with movements in the level of the index and, therefore, the Fund bears the risk that the price of the securities held by the Fund may not increase as much as the level of the index. In this event, the Fund would bear a loss on the call which would not be completely offset by movements in the prices of the Fund's portfolio securities. It is also possible that the index may rise when the value of the Fund's portfolio securities does not. If this occurred, the Fund would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.


   Unless the Fund has other liquid assets which are sufficient to satisfy the exercise of a call on an index, the Fund will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, to the extent permissible, it may have to borrow from a bank pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

   When a Fund has written a call on an index, there is also a risk that the market may decline between the time the Fund has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell securities in its portfolio. As with options on portfolio securities, the Fund will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where the Fund would be able to deliver the underlying security in settlement, the Fund may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

   If a Fund exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" the Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

PORTFOLIO TURNOVER

   The Funds do not trade actively for short-term profits. However, if the objectives of the Funds would be better served, short-term profits or losses may be realized from time to time. The annual portfolio turnover rate indicates changes in a fund's portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year. The annual portfolio turnover rate may vary widely from year to year depending upon market conditions and prospects. Increased portfolio turnover necessarily results in correspondingly heavier transaction costs (such as brokerage commissions or mark-ups or mark-downs) which the Fund must pay and increased realized gains (or losses) to investors. Distributions to shareholders of realized gains, to the extent that they consist of net short-term capital gains, will be considered ordinary income for federal income tax purposes.

PREFERRED STOCKS

   The Value Equity Fund may invest in preferred stocks. Preferred stocks have a preference over common stocks in liquidation (and generally dividends as well) but are subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stocks with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risks while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

PRIVATE PLACEMENTS

   "Private Placement" securities are those that are not sold to investors through a public offering but instead are sold in direct, private transactions. Federal and state law imposes restrictions on the resale of private placements.

   Securities such as private placements and other restricted securities tend to be illiquid. Illiquid securities are those that the Funds would not likely be able to sell in any given seven day period. The Board of Trustees of the Funds have adopted procedures for evaluating the liquidity of securities. The procedures take into account the frequency of trades and quotes for the security, the number of dealers willing to purchase and sell the security and the number of other, qualified purchasers, dealer undertakings to make a market in the security, and the nature of the marketplace for effecting trades (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

   Such securities may ordinarily be re-sold in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act of 1933. Public sales of such securities may involve significant delays and expense. Private sales often require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales generally involve the time and expense of the preparation and processing of a registration statement under the

1933 Act (and the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions.

REPURCHASE AGREEMENTS

   Repurchase Agreements are agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.

   A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Fund maintained in a central depository of book-entry system or by physical delivery of the securities to the Fund's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

   Even though repurchase transactions usually do not impose market risks on the purchasing Fund, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Fund might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.


RESTRICTED SECURITIES

   The Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may invest in restricted securities. Restricted securities, which are one type of illiquid securities, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price that prevailed when it decided to seek registration of the security. Currently, no Fund invests more than 10% of its assets in securities which have legal or contractual restrictions on their resale unless there is an actual dealer market for the particular issue and it has been determined to be a liquid issue as described below.

   In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

   Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

   The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the adviser pursuant to guidelines approved by the Board. The adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security,
(3) the number of dealers that have undertaken to make a market in the security,
(4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board of Trustees.

REVERSE REPURCHASE AGREEMENTS

   The Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may engage in reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank, broker-dealer or other financial institution, in return for cash, and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund generally will designate cash and high quality liquid assets to cover its obligation under the agreement. The Funds enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and deemed satisfactory by the subadviser. A Fund's reverse repurchase agreements and dollar roll transactions that are accounted for as financings will be included among that Fund's borrowings for purposes of its investment policies and limitations.


SHORT-TERM INSTRUMENTS

   For liquidity purposes, each Fund may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include U.S. Government securities, Certificates of Deposit, Commercial Paper and Bankers Acceptances. Each Fund may also invest in repurchase agreements with maturities of seven days or less to generate income from its excess cash balances. Securities acquired through repurchase agreements will be subject to resale to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. A repurchase agreement acquired by the Fund will always be fully collateralized by the underlying instrument, which will be marked to market every business day. The underlying instrument will be held for the Fund's account by the Funds' custodian bank until repurchased.

   The use of repurchase agreements involves certain risks such as default by or the insolvency of the other party to the repurchase agreement. Repurchase agreements will be entered into only with commercial banks, brokers and dealers considered by the adviser to be creditworthy.


SHORT SALES
-----------

Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may engage in short sales of securities. In a short sale, the Fund sells stock that it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less then the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. When a Fund engages in short sales, its custodian designates an amount of liquid assets equal to the difference between (1) the market value of the securities sold short at the time they were sold short (or later market value), and (2) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The designated assets are marked-to-market daily, provided that at no time will the amount designated plus the amount deposited with the broker be less than the market value of the securities when they were sold short (or later market value). In addition, the Funds in the future also may make short sales "against the box," i.e., when a security identical to one owned by a Fund is borrowed and sold short. If a Fund enters into a short sale against the box, it is required to designate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities), and is required to hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box. A short sale against the box also will constitute a constructive sale of the security and recognition of any applicable gain or loss.


STANDARD & POOR'S DEPOSITARY RECEIPTS


   The Value Equity Fund and Small-Cap Value Fund may invest in a special investment company issuing Standard & Poor's Depositary Receipts ("SPDR"s). Each SPDR represents a proportionate interest, in substantially the same weighting, as the stocks that make up the Standard & Poor's 500(R) Index. The same types of events and circumstances affecting stocks generally can affect the value of SPDRs.


U.S. GOVERNMENT SECURITIES

   Each Fund may invest in U.S. Government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

WARRANTS AND RIGHTS

   The Value Equity Fund may invest in warrants or rights, valued at the lower of cost or market, which entitle the holder to buy securities during a specific period of time. The Fund will make such investments only if the underlying securities are deemed appropriate by the Fund's portfolio manager(s) for inclusion in the Fund's portfolio. Included are warrants and rights whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants and rights acquired by the Fund in units or attached to securities are not subject to these restrictions.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS


   The Value Equity Fund, Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is made, but delivery of and payment for the securities takes place at a later date. The Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, the Fund will specifically designate on its accounting records cash or liquid securities in an amount sufficient to meet its purchase commitments. The purpose and effect of such maintenance is to prevent the Fund from gaining investment leverage from such transactions. The purchase of securities on a when-issued or delayed-delivery basis exposes the Fund to risk because the securities may decrease in value prior to delivery. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage. A seller's failure to deliver securities to the Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

                             PERFORMANCE INFORMATION

   Performance information for the Funds (and any class of the Funds) may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class of shares and as a total return of a class of shares.

   The Funds may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, each Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of each Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the S& P 500(R) Index, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index, Dow Jones Wilshire Real Estate Securities Index (Full Cap), Russell Mid Cap Growth Index, Europe Australia Far East Index (EAFE), Consumer Price Index, Russell 1000(R) Value Index and Russell 2000(R) Value Index.

  Advertisements, sales literature and other communications may contain information about the Funds and advisers' current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, each Fund may separate its cumulative and average annual returns into income and capital gains components.

   Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.

TOTAL RETURN


   Standardized quotations of average annual total return for Class A Shares, Class B Shares, Class C Shares or Class I Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in either Class A Shares, Class B Shares, Class C Shares or Class I Shares over periods of 1, 5 and 10 years (or up to the life of the class of shares), calculated for each class separately pursuant to the following formula:
P((1+T)(n)) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B Shares and Class C Shares, and assume that all dividends and distributions on Class A Shares, Class B Shares, Class C Shares and Class I Shares are reinvested when paid.


   For average "after-tax" total return, the SEC rules mandate several assumptions, including that the calculations use the historical highest individual federal marginal income tax rates at the time of reinvestment, and that the calculations do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. As a result, returns after taxes on distributions and sale of Fund shares may exceed returns after taxes on distributions (but before sale of Fund shares). These returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

   The average annual total return for the Class A Shares, Class B Shares and Class C Shares of the Funds for the indicated periods ended August 31, 2005 were as follows:

                                                                                                    Commencement
                                                          Year Ended          5 Years Ended       of Operations to
                                                           08/31/05              08/31/05            08/31/05(1)
                                                     ---------------------  ------------------  --------------------
Small-Cap Value Fund
Class A
   Return Before Taxes                                     21.56%                   4.36%               11.65%
   Return After Taxes on Distribution                      21.56%                   2.96%               10.34%
   Return After Taxes on Distributions and                 14.02%                   2.79%                9.40%
Sale of Fund Shares
Class B Return Before Taxes                                23.96%                   4.81%               11.67%
Class C Return Before Taxes                                27.96%                   4.81%               11.67%

Value Equity Fund
Class A
   Return Before Taxes                                      6.30%                  -0.70%                4.96%
   Return After Taxes on Distribution                       6.30%                  -1.41%                4.45%
   Return After Taxes on Distributions and                  4.09%                  -0.94%                4.04%
Sale of Fund Shares
Class B Return Before Taxes                                 7.96%                  -0.26%                4.97%
Class C Return Before Taxes                                11.95%                  -0.26%                4.98%

(1) For the Small-Cap Value Fund Class A Shares, Class B Shares and Class C Shares since November 20, 1997 and for the Value Equity Fund Class A Shares, Class B Shares and Class C Shares since November 5, 1997.


The Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund are effective as of the date of this SAI; therefore, there is no performance to report here.

   The Funds may also compute cumulative total return for specified periods based on a hypothetical Class A or Class B, Class C or Class I account with an assumed initial investment of $10,000. The cumulative total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of cumulative total return reflects payment of the Class A Share's maximum sales charge of 5.75% and assumes reinvestment of all income dividends and capital gain distributions during the period.


   The Funds also may quote annual, average annual and annualized total return and cumulative total return performance data, for each class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted above. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or cumulative rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or cumulative rates of return calculations.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

   The adviser or subadviser (throughout this section "adviser") places orders for the purchase and sale of securities, supervises their execution and negotiates brokerage commissions on behalf of the Funds. It is the practice of the adviser to seek the best prices and execution of orders and to negotiate brokerage commissions which in the adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by the adviser, the rate is deemed by the adviser to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Funds an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value, and payment of such commissions is authorized by the adviser after the transaction has been consummated. If the adviser more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future.

   The adviser believes that the Funds benefit with a securities industry comprised of many and diverse firms and that the long-term interest of shareholders of the Funds is best served by brokerage policies which include paying a fair commission rather than seeking to exploit its leverage to force the lowest possible commission rate. The primary factors considered in determining the firms to which brokerage orders are given are the adviser's appraisal of the firm's ability to execute the order in the desired manner; and the value of research services provided by the firm. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the adviser better prices and execution are available elsewhere.

   In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the adviser's staff can follow. In addition, it provides the adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the adviser and is available for the benefit of other accounts advised by the adviser and its affiliates and not all of this information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce the adviser's expenses, it is not possible to estimate its value and in the opinion of the adviser it does not reduce the adviser's expenses in a determinable amount. The extent to which the adviser makes use of statistical, research and other services furnished by brokers is considered by the adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The adviser does so in accordance with its judgment of the best interest of the Funds and shareholders.

   The Trust has implemented, and the Board of Trustees has approved, policies and procedures reasonably designed to prevent (i) the adviser's and/or subadvisers' personnel responsible for the selection of broker-dealers to effect fund portfolio securities transactions from taking into account, in making those decisions, broker-dealer's promotion or sales efforts, and (ii) the Trust, its adviser, and distributor from entering into any agreement or other understanding under which the Funds direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of fund shares. These policies and procedures are designed to prevent the Trust from entering into informal arrangements to direct portfolio securities transactions to a particular broker.

   The Funds have adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Funds. No advisory account of the adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the adviser in that security on a given business day, with all transaction costs shared pro rata based on the Funds' participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as they deem appropriate.

   A high rate of portfolio turnover involves a correspondingly higher amount of brokerage commissions and other costs which must be borne directly by the Funds and indirectly by shareholders.

   For the fiscal years ended August 31, 2003, 2004 and 2005 brokerage commissions paid by the Trust on portfolio transactions totaled $3,501,096, $1,738,861 and $636,196, respectively. In the fiscal years ended August 31, 2003, 2004 and 2005 the Trust paid brokerage commissions of $160,140, $48,826 and $0, respectively, to PXP Securities Corp., an affiliate of its Distributor. Brokerage commissions of $32,672 paid during the fiscal year ended August 31, 2005, were paid on portfolio transactions aggregating $27,812,798 executed by brokers who provided research and other statistical information.

                           DISCLOSURE OF FUND HOLDINGS

   The Trustees of the Phoenix Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Phoenix (generally, the Funds' investment adviser), or their affiliates. These policies provide that the Funds' portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. Additionally, the Funds' policies prohibit Phoenix and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings in exchange for any form of compensation or consideration. These policies apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of the Fund, third-parties providing services to the Funds (accounting agent, print vendors etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Funds.

   The Board of Trustees has delegated to the Holdings Disclosure Committee (the "HDC") the authority to make decisions regarding requests for information on portfolio holdings prior to public disclosure. The HDC will authorize the disclosure of portfolio holdings only if it determines such disclosure to be in the best interests of Fund shareholders. The HDC is composed of the Funds' Compliance Officer, and officers of the Funds' advisers and principal underwriter representing the areas of portfolio management, fund control, institutional marketing, retail marketing, and distribution.

   The Funds' Compliance Officer is responsible for monitoring the use of portfolio holdings information, for the Funds' compliance with these policies and for providing regular reports (at least quarterly) to the Board of Trustees regarding their compliance, including information with respect to any potential conflicts of interest between the interests of Fund shareholders and those of Phoenix and its affiliates identified during the reporting period and how such conflicts were resolved.

PUBLIC DISCLOSURES

   In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a full listing of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter end. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter end. The Fund's shareholder reports are available on Phoenix's Web sites at www.PhoenixFunds.com or www.PhoenixInvestments.com. Additionally, each Fund provides its top 10 holdings and summary composition data derived from portfolio holdings information on Phoenix's Web sites. This information is posted to the Web sites at the end of each month with respect to the top 10 holdings, and at the end of each quarter with respect to summary composition information, generally within 10 business days. This information will be available on the Web sites until full portfolio holdings information becomes publicly available as described above. The Funds may also provide publicly-available portfolio holdings information directly to ratings agencies, the frequency and timing of which is determined under the terms of the contractual arrangements with such agencies.

OTHER DISCLOSURES

   The HDC may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds' policies provide that non-public disclosures of a Fund's portfolio holdings may only be made if
(i) the Fund has a legitimate business purpose for making such disclosure, and
(ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information. The HDC will consider any actual or potential conflicts of interest between Phoenix and its mutual fund shareholders and will act in the best interest of the Funds' shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the HDC may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the HDC will not authorize such release.

ON-GOING ARRANGEMENTS TO DISCLOSE PORTFOLIO HOLDINGS

   As previously authorized by the Funds' Board of Trustees and/or the Funds' executive officers, the Funds periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Funds in their day-to-day operations, as well as public information to certain ratings organizations. In addition to Phoenix and its affiliates, these entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Funds.

NON-PUBLIC HOLDINGS INFORMATION

                                                                                              TIMING OF RELEASE OF
TYPE OF SERVICE PROVIDER                        NAME OF SERVICE PROVIDER                 PORTFOLIO HOLDINGS INFORMATION
------------------------------------  --------------------------------------------  ----------------------------------------
Adviser                               Phoenix Investment Counsel, Inc.              Daily

Subadviser to Quality Small-Cap Fund  Kayne Anderson Rudnick Investment             Daily
                                      Management, LLC
Subadviser to Small-Cap Sustainable   Kayne Anderson Rudnick Investment             Daily
Growth Fund                           Management, LLC

Subadviser to Small-Cap Value Fund    Phoenix/Zweig Advisers LLC                    Daily
Subadviser to Value Equity Fund       Acadian Asset Management, Inc.                Daily
Distributor                           Phoenix Equity Planning Corporation           Daily
Custodian                             State Street Bank and Trust Company           Daily
Sub-Financial Agent                   PFPC Inc.                                     Daily

Independent Registered Public         [to be named in amendment.]                   Annual Reporting Period: within 15
Accounting Firm                                                                     business days of end of reporting period
                                                                                    Semiannual Reporting Period: within 31
                                                                                    business days of end of reporting period

Typesetting Firm for Financial        Gcom Solutions                                Monthly on first business day following
Reports and Forms N-Q                                                               month end
Printer for Financial Reports         V.G. Reed & Sons                              Annual and Semiannual Reporting
                                                                                    Period: within 45 days after end of
                                                                                    reporting period
Proxy Voting Service                  Institutional Shareholder Services            Twice weekly on an ongoing basis
Intermediary Selling Shares of        Merrill Lynch                                 Quarterly within 10 days of quarter end
the Fund
Third-Party Class B Share             SG Constellation LLC                          Weekly based on prior week end
Financer

PUBLIC PORTFOLIO HOLDINGS INFORMATION
Portfolio Redistribution Firms        Bloomberg, Standard & Poor's and Thompson     Quarterly, 60 days after fiscal quarter
                                      Financial Services                            end

                                                                                              TIMING OF RELEASE OF
TYPE OF SERVICE PROVIDER                        NAME OF SERVICE PROVIDER                 PORTFOLIO HOLDINGS INFORMATION
------------------------------------  --------------------------------------------  ----------------------------------------
Rating Agencies                       Lipper Inc. and Morningstar                   Quarterly, 60 days after fiscal quarter
                                                                                    end

   These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

   There is no guarantee that the Funds' policies on use and dissemination of holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of such information.

                     SERVICES OF THE ADVISER AND SUBADVISERS

THE ADVISER


   Phoenix Investment Counsel, Inc. ("PIC" or the "Adviser") serves as investment adviser to the Funds. The offices of PIC are located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC acts as the investment adviser for 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. PIC has acted as an investment adviser for over 70 years. PIC was originally organized in 1932 as John P. Chase, Inc. As of December 31, 2005, PIC had approximately $19.3 billion in assets under management.


   All of the outstanding stock of PIC is owned by PEPCO (or "Distributor"), a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). The Phoenix Companies, Inc. ("PNX") of Hartford, Connecticut is the sole shareholder of PXP. PNX is a leading provider of wealth management products and services to individuals and businesses. Its principal offices are located at One American Row, Hartford, Connecticut 06102. PEPCO, a mutual fund distributor, acts as the national distributor of the Funds' shares and as financial agent for the Funds. The principal office of PEPCO is located at One American Row, Hartford, Connecticut 06102.


   PXP has served investors for over 70 years. As of December 31, 2005, PXP had approximately $50.9 billion in assets under management. PXP's money management is provided by affiliated investment advisers, as well as through subadvisory arrangements with outside managers, each specializing in particular investment styles and asset classes.


   The Adviser provides certain services and facilities required to carry on the day-to-day operations of the Funds (for which it receives management fees) other than the costs of printing and mailing proxy materials, reports and notices to shareholders; legal, auditing and accounting services; regulatory filing fees and expenses of printing the Funds' registration statement (but the Distributor purchases such copies of the Funds' prospectuses and reports and communications to shareholders as it may require for sales purposes); insurance expense; association membership dues; brokerage fees; and taxes.

   All costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Funds are borne by the Funds. Each Fund pays expenses incurred in its own operation and also pays a portion of the Trust's general administration expenses allocated on the basis of the asset size of the respective Fund, except where an allocation using an alternative method can be more fairly made. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Funds and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Adviser or any of its affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by PEPCO under its agreement with the Funds), association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Funds will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the SEC and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

   The investment advisory agreements provide that the Adviser shall not be liable to the Funds or to any shareholder of the Funds for any error of judgment or mistake of law or for any loss suffered by the Funds or by any shareholder of the Funds in connection with the matters to which the investments advisory agreements relate, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Adviser in the performance of its duties thereunder.

   As compensation for its services and facilities furnished to the Funds, the Adviser is entitled to a fee, payable monthly, that is accrued daily against the value of each Fund's net assets at the following rates:

                                                $1+ billion
                             1st $billion    through $2 billion    $2+ billion
                            --------------  --------------------  --------------


Small-Cap Value Fund             0.90%             0.85%              0.80%

Value Equity Fund                0.75%             0.70%              0.65%




                                               $400 million
                           1st $400 million  through $1 billion    $1+ billion
                           ----------------  -------------------  --------------

Quality Small-Cap Fund           0.90%             0.85%              0.80%

Small-Cap Sustainable Growth
Fund                             0.90%             0.85%              0.80%

   The Adviser has contractually agreed to limit the total fund operating expenses (excluding interest, taxes and extraordinary expenses), through December 31, 2007, so that such expenses do not exceed the following percentages of the average annual net asset values for the following Funds. The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement.
                             Class A Shares    Class C Shares    Class I Shares
                           ----------------- ----------------- -----------------
Quality Small-Cap Fund           1.40%              2.15%             1.15%

Small-Cap Sustainable Growth     1.40%              2.15%             1.15%
Fund

   The Adviser has contractually agreed to limit the total fund operating expenses (excluding interest, taxes and extraordinary expenses), through December 31, 2006, so that such expenses do not exceed the following percentages of the average annual net asset values for the following Funds. The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement.


                             Class A Shares    Class B Shares    Class C Shares
                           ----------------- ----------------- -----------------
Small-Cap Value Fund             1.40%              2.15%             2.15%

Value Equity Fund                1.35%              2.10%             2.10%



   Total management fees for the fiscal years ended August 31, 2003, 2004 and 2005, amounted to $1,880,672, $2,316,691 and $2,722,824. These fees were paid by
Small-Cap Value Fund and Value Equity Fund as follows:

                              2003                2004                2005
                        --------------------------------------------------------
Small-Cap Value Fund       $1,358,782          $1,833,682          $2,296,372

Value Equity Fund           $521,890            $483,009            $426,452


   The investment advisory agreements continue in force from year to year for each Fund, provided that, with respect to each Fund, the agreement is approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of each Fund. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreements or interested persons (as that term is defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreements will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Trust or by the Adviser, on 60 days written notice.

   The Trust, its Advisers, Subadvisers and Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the Investment Company Act of 1940. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which the Fund has a pending order. The Trust has also adopted a Senior Management Code of Ethics as required by Section 406 of the Sarbanes-Oxley Act of 2002.

THE SUBADVISERS


   Phoenix/Zweig Advisers LLC ("PZA") serves as the Subadviser for the Small-Cap Value Fund and is located at 900 Third Avenue, New York, NY 10022. PZA has been an investment adviser since 1986 and is a wholly-owned subsidiary of PXP. PZA also provides investment management services to two closed-end mutual funds. As of December 31, 2005, PZA managed approximately $1.3 billion in assets.


   The Subadvisory Agreement provides that the Adviser, PIC, will delegate to PZA the performance of certain of its investment management services under the Investment Advisory Agreement with the Small-Cap Value Fund. PZA will furnish at its own expense the office facilities and personnel necessary to perform such services. For its services, Phoenix will pay PZA compensation at the annual rate of 0.10% of the Fund's average daily net assets for the first $166 million, and 0.40% of the Fund's average daily net assets in excess of $166 million. The Subadvisory Agreement will continue in effect from year to year if specifically approved at least annually by the Trustees, including a majority of the independent Trustees.


   Acadian Asset Management, Inc. ("Acadian") serves as the Subadviser for the Value Equity Fund and is located at One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is a wholly-owned subsidiary of Old Mutual Asset Managers (US) LLC, which is wholly-owned by Old Mutual (US) Holdings, Inc. Old Mutual (US) Holdings, Inc. is wholly-owned by OM Group (UK) Limited. OM Group
(UK) Limited is wholly-owned by Old Mutual PLC. Acadian acts as investment adviser to institutions and individuals. As of December 31, 2005, Acadian had approximately $32.1 billion in assets under management.


   The Subadvisory Agreement provides that the Adviser, PIC, will delegate to Acadian the performance of certain of its investment management services under the Investment Advisory Agreement with respect to the Value Equity Fund. Acadian will furnish at its own expense the office facilities and personnel necessary to perform such services. For its services, PIC will pay Acadian compensation calculated at the following rates:

    $1st billion          $1+ billion through $2 billion         $2+ billion
--------------------  --------------------------------------  -----------------
        0.375%                         0.350%                       0.325%

   The Subadvisory Agreement will continue in effect from year to year if specifically approved at least annually by the Trustees, including a majority of the independent Trustees.

   Kayne Anderson Rudnick Investment Management, LLC ("Kayne") is the investment subadviser to Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund and is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, California 90067. Kayne acts as adviser to one fund company totaling five mutual funds, as subadviser to one fund company totaling two mutual funds and as investment adviser to institutions and individuals. As of December 31, 2005, Kayne had $8.5 billion in assets under management. Kayne has been an investment adviser since 1984. Kayne is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), located at 56 Prospect Street, Hartford, Connecticut 06115.

   The Subadvisory Agreement provides that the Adviser, PIC, will delegate to Kayne the performance of certain of its investment management services under the Investment Advisory Agreement with respect to the Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund. Kayne will furnish at its own expense the office facilities and personnel necessary to perform such services. For its services, PIC will pay Kayne compensation calculated at the following rates:.

    1st $400 million      $400 million through $1 billion      $1+ billion
------------------------ --------------------------------- --------------------
          0.45%                        0.425%                      0.40%



BOARD OF TRUSTEES' CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS


QUALITY SMALL-CAP FUND AND SMALL-CAP SUSTAINABLE GROWTH FUND

[TO BE INSERTED BY AMENDMENT.]


SMALL-CAP VALUE FUND


A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is available in the Fund's semi-annual report covering the period from September 1, 2005 through February 28, 2006.




VALUE EQUITY FUND


   A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is available in the Fund' semi-annual report covering the period September 1, 2005 through February 28, 2006.


DESCRIPTION OF PROXY VOTING POLICY

   The Trust has adopted, on behalf of the Funds, a Statement of Policy with Respect to Proxy Voting (the "Policy") stating the Funds' intention to exercise stock ownership rights with respect to portfolio securities in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Funds. The Funds have committed to analyze and vote all proxies that are likely to have financial implications, and where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Funds must also identify potential or actual conflicts of interest in voting proxies and must address any such conflict of interest in accordance with the Policy.

   The Policy stipulates that the Funds' investment adviser will vote proxies or delegate such responsibility to a subadviser. The adviser or subadviser will vote proxies in accordance with this Policy, or its own policies and procedures, which in no event will conflict with the Funds' Policy. Any adviser or subadviser may engage a qualified, independent organization to vote proxies on its behalf (a "delegate"). Matters that may affect substantially the rights and privileges of the holders of securities to be voted will be analyzed and voted on a case-by-case basis, taking into consideration such relevant factors as enumerated in the Policy. The views of management of a portfolio company will be considered.

   The Policy specifies certain factors that will be considered when analyzing and voting proxies on certain issues, including, but not limited to:

     o Corporate Governance Matters--tax and economic benefits of changes in the state of incorporation; dilution or improved accountability associated with anti-takeover provisions such as staggered boards, poison pills and supermajority provisions.

     o Changes to Capital Structure--dilution or improved accountability associated with such changes.

     o Stock Option and Other Management Compensation Issues--executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

     o Social and Corporate Responsibility Issues--the adviser or subadviser will generally vote against shareholder social and environmental issue proposals.

   The Funds and their delegates seek to avoid actual or perceived conflicts of interest of Fund shareholders, on the one hand, and those of the adviser, subadviser, delegate, principal underwriter, or any affiliated person of the Funds, on the other hand. Depending on the type and materiality, any conflicts of interest will be handled by (i) relying on the recommendations of an established, independent third party proxy voting vendor; (ii) voting pursuant to the recommendation of the delegate; (iii) abstaining; or (iv) where two or more delegates provide conflicting requests, voting shares in proportion to the assets under management of each delegate. The Policy requires each adviser, subadviser or delegate to notify the President of the Trust of any actual or potential conflict of interest. No adviser, subadviser or delegate may waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Trustees or the President of the Trust.

   The Policy further imposes certain record keeping and reporting requirements on each adviser, subadviser or delegate. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, will be available free of charge by calling, toll-free,
(800) 243-1574, or on the SEC's Web site at http://www.sec.gov.

                               PORTFOLIO MANAGERS


COMPENSATION OF PORTFOLIO MANAGERS OF KAYNE (SUBADVISER TO QUALITY SMALL-CAP FUND AND SMALL-CAP SUSTAINABLE GROWTH FUND)

   Phoenix Investment Partners, Ltd. and its affiliated investment management firms, including the Adviser (collectively, "PXP"), believe that the firm's compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at PXP receive a competitive base salary, an incentive bonus opportunity, and a benefits package. Managing Directors and portfolio investment professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance.

   The bonus amount for a portfolio manager is based upon how well the individual manager performs in his or her assigned products versus industry benchmarks, achieves growth in total assets under management including but not limited to these funds and a subjective assessment of contribution to the team effort. The performance component is further adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risks. This ensures that investment personnel remain focused on managing and acquiring securities that correspond to a fund's mandate and risk profile. It also avoids the temptation for portfolio managers to take on more risk and unnecessary exposure to chase performance for personal gain.

   Following is a more detailed description of the compensation structure of the funds' portfolio managers identified in the funds' prospectus.

   Base Salary. Each portfolio manager is paid a base salary, which is determined by PXP and is designed to be competitive in light of the individual's experience and responsibilities. PXP management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

   Incentive Bonus. Generally, the current Performance Incentive Plan for portfolio managers at PXP has several components:

(1) Up to seventy-five percent of the base salary can be awarded based upon relative total return or performance. The Investment Incentive pool is established based on actual pre-tax investment performance compared with specific peer group or index measures (as indicated in the table below) established at the beginning of each calendar year. Performance of the funds managed is measured over one, three, and five-year periods against specified benchmarks for each fund managed. Generally, an individual manager's participation is based on the performance of each fund or separately managed account overseen and is weighted roughly by total assets in each of those funds or separately managed accounts.

--------------------------------------------------------------------------------
                FUND(S)                      BENCHMARK(S) AND/OR PEER GROUPS
----------------------------------------- --------------------------------------
         Quality Small-Cap Fund
----------------------------------------- --------------------------------------
   Small-Cap Sustainable Growth Fund
--------------------------------------------------------------------------------

(2) Up to twenty-five percent of base salary can be awarded based upon the achievement of qualitative goals of the investment management division with which the portfolio manager is associated.

(3) Up to an additional one hundred percent of base salary can be awarded based upon the growth in assets under management in the portfolio manager's investment area.

   The Performance Incentive Plan applicable to some portfolio managers varies from the description above. For instance, plans applicable to certain portfolio managers (i) may have an override based upon revenues generated, (ii) may contain the component that is based on the profitability of the management division with which the portfolio manager is associated, or (iii) may contain a guarantee payout.

   Long-Term Incentive Bonus. No portfolio managers of KAR are eligible for a long-term incentive plan that is paid in restricted stock units of The Phoenix Companies, Inc. which vest over three years.

   Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm's employees, 401(k), health, and other employee benefit plans.


COMPENSATION OF PORTFOLIO MANAGERS OF PZA (SUBADVISER TO THE SMALL-CAP VALUE
FUND)

   Phoenix Investment Partners, Ltd. and its affiliated investment management firms (collectively, "PXP"), believe that the firm's compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at PXP receive a competitive base salary, an incentive bonus opportunity and a benefits package. Managing Directors and portfolio investment professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Highly compensated individuals can also take advantage of a long-term Incentive Compensation program to defer their compensation and potentially reduce their taxes.

   The bonus package for portfolio managers is based upon how well the individual manager meets or exceeds assigned goals and a subjective assessment of contribution to the team effort. Their incentive bonus also reflects a performance component for achieving and/or exceeding performance competitive with peers managing similar strategies. Such component is further adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risks. This ensures that investment personnel will remain focused on managing and acquiring securities that correspond to a fund's mandate and risk profile. It also avoids the temptation for portfolio managers to take on more risk and unnecessary exposure to chase performance for personal gain.

   Finally, portfolio managers and investment professionals may also receive PNX stock options and/or be granted PNX restricted stock at the direction of the parent's Board of Directors.

   Following is a more detailed description of the compensation structure of the funds' portfolio managers identified in the funds' prospectus.

   Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by PXP and is designed to be competitive in light of the individual's experience and responsibilities. PXP management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

   Incentive Bonus. Generally, the current Performance Incentive Plan for portfolio managers at PXP is made up of three components:

      (1) Seventy percent of the target incentive is based on achieving investment area investment goals and individual performance. The Investment Incentive pool will be established based on actual pre-tax investment performance compared with specific peer group or index measures established at the beginning of each calendar year. Performance of the funds managed is measured over one, three and five-year periods against specified benchmarks and/or peer groups (as indicated in the table below) for each fund managed. Performance of the PNX general account and growth of revenue, if applicable to a particular portfolio manager, is measured on a one-year basis. Generally, individual manager's participation is based on the performance of each fund/account managed as weighted roughly by total assets in each of those funds/accounts.

                     FUND                 BENCHMARK(S) AND/OR PEER GROUPS
           -----------------------  -------------------------------------------
            Small-Cap Value Fund           Lipper Small-Cap Value Funds

      (2) Fifteen percent of the target incentive is based on the profitability of the investment management division with which the portfolio manager is associated. This component of the plan is paid in restricted stock units of The Phoenix Companies, Inc., which vest over three years.

      (3) Fifteen percent of the target incentive is based on the manager's investment area's competencies and on individual performance. This pool is funded based on The Phoenix Companies, Inc.'s return on equity.

      (4) The Performance Incentive Plan applicable to some portfolio managers may vary from the description above. For instance, plans applicable to certain portfolio managers (i) may specify different percentages of target incentive that is based on investment goals and individual performance and on The Phoenix Companies, Inc. return on equity, (ii) may not contain the component that is based on the profitability of the management division with which the portfolio manager is associated, or (iii) may contain a guarantee payout percentage of certain portions of the Performance Incentive Plan.

   Long-Term Incentive Bonus. Certain portfolio managers are eligible for a long-term incentive plan that is paid in restricted stock units of The Phoenix Companies, Inc. which vest over three years. Awards under this plan are contingent upon PNX achieving its cash return on equity objective, generally over a three-year period. Target award opportunities for eligible participants are determined by PNX's Compensation Committee.

   Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm's employees, including broad-based retirement, 401(k), health and other employee benefit plans.

COMPENSATION OF PORTFOLIO MANAGERS OF ACADIAN ASSET MANAGEMENT, INC. (SUBADVISER TO THE VALUE EQUITY FUND)

   Acadian believes that the firm's compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Acadian receive a competitive base salary, an incentive bonus opportunity and a benefits package. Senior investment professionals also participate in a long-term incentive plan established by Acadian's parent company Old Mutual Asset Managers (U.S.).

   Acadian portfolios are team-managed and the bonus package for portfolio managers is based upon a subjective assessment of their contribution to the team effort. Key areas of assessment include how the individual contributed to meeting clients' performance and service expectations. The investment professional's contribution to Acadian's research agenda is also considered.

   Following is a more detailed description of the compensation structure of the funds' portfolio managers identified in the funds' prospectus.

   Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by Acadian and is designed to be competitive in light of the individual's experience and responsibilities. Acadian management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

   Incentive Bonus. Each portfolio manager is eligible for an incentive bonus. The bonus pool is based upon the annual profits of the firm after sharing these profits with its parent company. Bonus potential is not tied to the performance of any specific fund. Each portfolio manager has a bonus target based on a percentage of his or her salary. Depending on the size of the bonus pool and the evaluation of the manager, he or she may receive more or less than the target bonus. A typical target bonus percentage for a portfolio manager would be 100% of salary.

   Long-Term Incentive Bonus. Most Acadian portfolio managers participate in a long-term incentive plan. Participation is in the form of stock appreciation rights. The value of the shares in the pool is based upon a 20% share in Acadian's growth in profitability over a period of time.

   Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm's employees, including broad-based retirement, 401(k), health and other employee benefit plans.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST

   There may be certain inherent conflicts of interest that arise in connection with the portfolio managers' management of each Fund's investments and the investments of any other accounts they manage. Such conflicts could arise from the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the Adviser may have in place that could benefit the Funds and/or such other accounts. The Board of Trustees has adopted on behalf of the Funds' policies and procedures reasonably designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Funds' shareholders. The Advisers and Subadviser are required to certify their compliance with these procedures to the Board of Trustees on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the Funds' most recent fiscal year. Additionally, there are no material conflicts of interest between the investment strategy of a Fund and the investment strategy of other accounts managed by portfolio managers since portfolio managers generally manage funds and other accounts having similar investment strategies.

   The following table provides information as of August 31, 2005 regarding any other accounts managed by the portfolio managers and portfolio management team members for each of the Funds as named in the prospectus. As noted in the table, the portfolio managers managing the Funds may also manage or be members of management teams for other mutual funds within the Phoenix Fund complex or other similar accounts.

                                                                        NUMBER OF AND TOTAL ASSETS       NUMBER OF AND
PORTFOLIO MANAGER                   REGISTERED INVESTMENT COMPANIES          VEHICLES (PIVs)             OTHER ACCOUNTS
--------------------------------  -----------------------------------  ----------------------------  ----------------------
Brendan O. Bradley(1)                      12/$2.5 billion(2)               29/$5.3 billion(3)         77/$17.1 billion(4)
John R. Chisholm(1)                        12/$2.5 billion(2)               29/$5.3 billion(3)         77/$17.1 billion(4)
Matthew J. Cohen(1)                        12/$2.5 billion(2)               29/$5.3 billion(3)         77/$17.1 billion(4)
David Dickerson                             3/$1.1 billion                     None                           None

Sandi Gleason(1)

Raymond F. Mui(1)                          12/$2.5 billion(2)               29/$5.3 billion(3)         77/$17.1 billion(4)
Carlton Neel                                3/$1.1 billion                     None                           None

Robert Schwarzkopf(1)

Brian K. Wolahan(1)                        12/$2.5 billion(2)               29/$5.3 billion(3)         77/$17.1 billion(4)

NOTE: Registered Investment Companies include all open and closed-end mutual funds. Pooled Investment Vehicles (PIVs) include, but are not limited to, securities of issuers exempt from registration under Section 3(c) of the Investment Company Act, such as private placements and hedge funds. Other accounts would include, but are not limited to, individual managed accounts, separate accounts, institutional accounts, pension funds, collateralized bond obligations, and collateralized debt obligations.


(1) These investment professionals function as a team and are not segregated along product lines or by client type. The portfolio managers work on all products and the data shown for these managers reflects firm-level numbers of accounts and assets under management, segregated by investment vehicle type.
(2) The advisory fee for one of these other accounts is based upon performance. Assets under management in this account total $1.0 billion.
(3) The advisory fee for three of these other accounts is based upon performance. Assets under management in these accounts total $231.5 million.
(4) The advisory fee for 13 of these other accounts is based upon performance. Assets under management in these accounts total $4.3 billion.

   As of August 31, 2005, except as noted, the portfolio managers did not manage any accounts with respect to which the advisory fee is based on the performance of the account, nor do they manage any hedge funds.

OWNERSHIP OF FUND SECURITIES BY PORTFOLIO MANAGERS

   The following chart sets forth the dollar range of equity securities beneficially owned by each portfolio manager for the Advisers in each Fund described in the Fund's prospectus that he/she manages as of August 31, 2005.

                                      Dollar Range of Equity Securities
        Portfolio Manager          Beneficially Owned in Each Fund Managed
   --------------------------  ----------------------------------------------
       Brendan O. Bradley                            None
        Matthew J. Cohen                             None
        John R. Chisholm                             None
         David Dickerson                    $100,001 - $1,000,000
         Raymond F. Mui                              None
          Carlton Neel                               None
        Brian K. Wolahan                             None

   SINCE THE QUALITY SMALL-CAP FUND AND SMALL-CAP SUSTAINABLE GROWTH FUND HAVE BEEN IN EXISTENCE ONLY SINCE THE DATE OF THIS SAI, THE PORTFOLIO MANAGERS FOR THE FUNDS DID NOT HOLD ANY SHARES IN THE FUNDS AS OF AUGUST 31, 2005.


                                 NET ASSET VALUE

   The net asset value per share of each Fund is determined as of the close of trading of the NYSE on days when the NYSE is open for trading. The NYSE will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Funds do not price securities on weekends or United States national holidays, the value of a Fund's foreign assets may be significantly affected on days when the investor may not be able to purchase or sell shares of the Funds. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

   A security that is listed or traded on more than one exchange is valued at the official closing price on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and ask quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting according to policies and procedures approved by the Trustees.

                                HOW TO BUY SHARES

   The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by the Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account ("IRA"). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are received by an authorized broker or the broker's authorized designee.

                        ALTERNATIVE PURCHASE ARRANGEMENTS

   Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the NYSE are confirmed at the offering price effective at that time, provided the order is received by the Distributor prior to its close of business.

   The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Funds, the accumulated continuing distribution plan fees and contingent deferred sales charges ("CDSC") on Class B Shares or

Class C Shares would be less than the initial sales charge and accumulated distribution plan fees on Class A Shares purchased at the same time.

   Dividends paid by the Funds, if any, with respect to each class of shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution plan fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. (See the "Dividends, Distributions and Taxes" section of this SAI.)

CLASS A SHARES


   Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a 1% deferred sales charge may apply to shares purchased on which a finder's fee has been paid if redeemed within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor. Class A Shares are subject to an ongoing distribution services fee at an annual rate of 0.25% of the Funds' aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.


CLASS B SHARES

   Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. (See the "Class B Shares and Class C Shares -- Waiver of Sales Charges" section of this SAI.)

   Class B Shares are subject to an ongoing distribution and services fee at an annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted, in the circumstances and subject to the qualifications described in the Funds' Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the Adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

   Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and services fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

   For purposes of conversion to Class A Shares, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's account will be considered to be held in a separate subaccount. Each time any Class B Shares in the shareholder's account (other than those in the subaccount) convert to Class A Shares, an equal pro rata portion of the Class B Share dividends in the subaccount will also convert to Class A Shares.

CLASS C SHARES

   Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to an ongoing distribution and services fee of up to 1.00% of the Funds' aggregate average daily net assets attributable to Class C Shares.

CLASS I SHARES

   Class I Shares are offered without any sales charges to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations, and others who purchase the minimum amounts.


CLASS A SHARES -- REDUCED INITIAL SALES CHARGES


   Investors choosing Class A Shares may be entitled to reduced sales charges. The ways in which sales charges may be avoided or reduced are described below. Investors buying Class A Shares on which a finder's fee has been paid may incur a 1% deferred sales charge if they redeem their shares within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor.


   Qualified Purchasers. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Phoenix Funds, or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates; (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser, Subadviser (if any) or Distributor; (3) any private client of an Adviser or Subadviser to any Phoenix Fund; (4) registered representatives and employees of securities dealers with whom the Distributor has sales agreements; (5) any qualified retirement plan exclusively for persons described above; (6) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (7) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2),
(4) or (6) above; (8) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (9) any employee or agent who retires from PNX, the Distributor and/or their corporate affiliates; (10) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees;
(11) any person with a direct rollover transfer of shares from an established Phoenix Fund or Phoenix qualified plan; (12) any Phoenix Life Insurance Company (or affiliate) separate account which funds group annuity contracts offered to qualified employee benefit plans; (13) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate of such accounts held by such entity equal or exceed $1,000,000; (15) any deferred compensation plan established for the benefit of any Phoenix Fund, or Phoenix trustee or director; provided that sales to persons listed in (1) through (15) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (16) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (17) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under Sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (18) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; or (19) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of the investors described in (16) through (19) may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

   Combination Purchase Privilege. Your purchase of any class of shares of this or any other Phoenix Fund (other than Phoenix Money Market Fund Class A Shares), if made at the same time by the same "person," will be added together with any existing Phoenix Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charge. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchase shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

   Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares or this or any other Phoenix Fund (other than Phoenix Money Market Fund Class A Shares), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class C Shares or Class B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.

   Right of Accumulation. The value of your account(s) in any class of shares of the Funds or any other Phoenix Fund (other than Phoenix Money Market Fund (Class A Shares), may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in the sales charges. You must provide certain account information to the Distributor at the time of purchase to exercise this right.

   Associations. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must:
(1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

CLASS B SHARES AND CLASS C SHARES -- WAIVER OF SALES CHARGES

   The CDSC is waived on the redemption (sale) of Class B Shares and Class C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder of an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7); (c) as a mandatory distribution upon reaching age 70 1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid;
(e) from the Merrill Lynch Daily K Plan ("Plan") invested in Class B Shares, in which such shares the Distributor has not paid the dealer the Class B sales commission; (f) based on the exercise of exchange privileges among Class B Shares and Class C Shares of the Phoenix Funds; (g) based on any direct rollover transfer of shares from an established Phoenix Fund qualified plan into a Phoenix Fund IRA by participants terminating from the qualified plan; and (h) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC.

CONVERSION FEATURES -- CLASS B SHARES

   Class B Shares will automatically convert to Class A Shares of the same Fund eight years after they are purchased. Conversion will be on the basis of the then-prevailing net asset value of Class A Shares and Class B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service ("IRS") that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Fund was unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Fund.

                            INVESTOR ACCOUNT SERVICES

   The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Mutual Fund Services at (800) 243-1574.

   Broker-dealers may impose their own restrictions and limits on accounts held through the broker-dealer. Please consult your broker-dealer for account restriction and limit information. The Fund and the Distributor reserve the right to modify or terminate these services upon reasonable notice.

EXCHANGES

   Under certain circumstances, shares of any Phoenix Fund may be exchanged for shares of the same class of any other Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Class C Shares are also exchangeable for Class T Shares of those Phoenix Funds offering them. Exchanges are subject to the minimum initial investment requirement of the designated fund, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Phoenix Fund, if currently offered. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and a purchase for federal income tax purposes. (See the "Dividends, Distributions and Taxes" section of this SAI.) Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

   Systematic Exchanges. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Phoenix Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor.

DIVIDEND REINVESTMENT ACROSS ACCOUNTS

   If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix Funds at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Phoenix Fund carefully before directing dividends and distributions to another Phoenix fund. Reinvestment election forms and prospectuses are available from PEPCO. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

INVEST-BY-PHONE

   This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is made, PEPCO will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House ("ACH"). The shareholder's bank, which must be an ACH member, will in turn forward the monies to PEPCO for credit to the shareholder's account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

   To establish this service, please complete an Invest-by-Phone Application and attach a voided check, if applicable. Upon PEPCO's acceptance of the authorization form (usually within two weeks) shareholders may call toll free
(800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to PEPCO. PEPCO will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. The Funds may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Fund has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days. The Funds and PEPCO reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

SYSTEMATIC WITHDRAWAL PROGRAM

   The Systematic Withdrawal Program (the "Program") allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through ACH to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

   Shareholders participating in the Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. The purchase of shares while participating in the Program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Program.

   Through the Program, Class B and Class C shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B and Class C shareholders redeeming more shares than the percentage permitted by the Program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares or Class C Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.

                              HOW TO REDEEM SHARES

   Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the

SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more after the receipt of the check. Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.

   The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are received by an authorized broker or the broker's authorized designee.

   A shareholder should contact his/her broker-dealer if he/she wishes to transfer shares from an existing broker-dealer street name account to a street name account with another broker-dealer. The Funds have no specific procedures governing such account transfers.

REDEMPTION OF SMALL ACCOUNTS

   Each shareholder account in the Funds which has been in existence for at least one year and which has a value of less than $200 due to redemption activity may be redeemed upon the giving of not less than 60 days written notice to the shareholder mailed to the address of record. During the 60-day period following such notice, the shareholder has the right to add to the account to bring its value to $200 or more. (See the Fund's current Prospectus for additional information.)

BY MAIL

   Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to PEPCO that the Trust redeem the shares. (See the Funds' current Prospectus for more information.)

TELEPHONE REDEMPTIONS

   Shareholders may redeem by telephone up to $50,000 worth of their shares held in book-entry form. (See the Funds' current Prospectus for additional information.)

REDEMPTION IN KIND

   To the extent consistent with state and federal law, the Funds may make payment of the redemption price either in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the SEC, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

ACCOUNT REINSTATEMENT PRIVILEGE

   Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. (See the Trust's current Prospectus for more information and conditions attached to this privilege.)

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


   The following discussion of dividends, distributions and taxes applies to each of the Small-Cap Value Fund, the Value Equity Fund, the Quality Small-Cap Fund and Small-Cap Sustainable Growth Fund individually.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY ("RIC")

   The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected to qualify and intends to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In each taxable year the Fund qualifies as a RIC, it (but not its shareholders) will be relieved of federal income tax on that portion of its net investment income and net capital gains that are currently distributed (or deemed distributed) to its shareholders. To the extent that the Fund fails to distribute all of its taxable income, it will be subject to corporate income tax (currently 35%) on any retained ordinary investment income or short-term capital gains, and corporate income tax (currently 35%) on any undistributed long-term capital gains.

   The Fund intends to make timely distributions, if necessary, sufficient in amount to avoid the non-deductible 4% excise tax that is imposed on a RIC to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains as determined for a one-year period ending on October 31 of such calendar year (or as determined on a fiscal year basis, if the Fund so elects). Notwithstanding the foregoing, there may be certain circumstances under which it would be appropriate for the Fund to pay the excise tax. In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the RIC does not meet the foregoing distribution requirements. If each Fund has taxable income that would be subject to the excise tax, each Fund intends to distribute such income so as to avoid payment of the excise tax.

   The Code sets forth numerous criteria that must be satisfied in order for the Fund to qualify as a RIC. Among these requirements, the Fund must meet the following tests for each taxable year: (a) derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities; and (b) meet certain diversification requirements imposed under the Code at the end of each quarter of the taxable year. If in any taxable year the Fund does not qualify as a RIC, all of its taxable income will be taxed at corporate rates. In addition, if in any tax year the Fund does not qualify as a RIC for state tax purposes a capital gain dividend may not retain its character in the hands of the shareholder for state tax purposes.

   In addition to meeting the 90% test, in order to qualify as a RIC the Fund will be required to distribute annually to its shareholders as dividends (not including "capital gains dividends," discussed below) at least 90% of its ordinary investment income and short-term capital gains, with certain modifications. The Fund intends to make distributions to shareholders that will be sufficient to meet the 90% distribution requirement.

   The Fund must also diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of that Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities). The Fund intends to comply with all of the foregoing criteria for qualification as a RIC; however, there can be no assurance that the Fund will so qualify and continue to maintain its status as a RIC. If the Fund were unable for any reason to maintain its status as a RIC for any taxable year, adverse tax consequences would ensue.

TAXATION OF SHAREHOLDERS

   Under the Jobs and Growth Tax Reconciliation Act of 2003, certain qualified dividend income ("QDI") and long-term capital gains will be taxed at a lower tax rate (15%) for individual shareholders. The reduced rate applies to QDI from domestic corporations and certain qualified foreign corporations subject to various requirements and a minimum holding period by both the Fund and Shareholders. Ordinary distributions made by the Fund to its shareholders are eligible for the reduced rate to the extent the underlying income in the Fund is QDI.

   Distributions from ordinary investment income and net short-term capital gains will be taxed to the shareholders as ordinary dividend income to the extent of the earnings and profits of the Fund. Ordinary income dividends received by corporate shareholders will qualify for the 70% dividends-received deduction to the extent the Fund designates such amounts as qualifying dividend distributions; however, the portion that may be so designated is subject to certain limitations. Distributions by the Fund that are designated as capital gain distributions will be taxed to the shareholders as capital gains, and will not be eligible for the corporate dividends-received deduction.

   Dividends declared by the Fund to shareholders of record in October, November or December will be taxable to such shareholders in the year that the dividend is declared, even if it is not paid until the following year (so long as it is actually paid by the Fund prior to February 1). Also, shareholders will be taxable on the amount of long-term capital gains designated by the Fund by written notice mailed to shareholders within 60 days after the close of the year, even if such amounts are not actually distributed to them. Shareholders will be entitled to claim a credit against their own federal income tax liability for taxes paid by the Fund on such undistributed gains, if any. If a shareholder receives a long-term capital dividend with respect to any share and such share is held for less than 6 months, any loss on sale or exchange of such share will be long-term capital loss to the extent of long-term capital dividend payments.

   Dividends and capital gain distributions will be taxable to shareholders as described above whether received in cash or in shares under a Fund's distribution reinvestment plan. With respect to distributions received in cash or reinvested in shares purchased on the open market, the amount of the distribution for tax purposes will be the amount of cash distributed or allocated to the shareholder.

   Shareholders should be aware that the price of shares of the Fund that are purchased prior to a dividend or distribution by the Fund may reflect the amount of the forthcoming dividend or distribution. Such dividend or distribution, when made, would be taxable to shareholders under the principles discussed above even though the dividend or distribution may reduce the net asset value of shares below a shareholder's cost and thus represent a return of a shareholder's investment in an economic sense.

   A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.

   The Fund intends to accrue dividend income for federal income tax purposes in accordance with the rules applicable to RICs. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by the Fund as taxable income.

   Distributions by the Fund out of dividend income from domestic corporations may qualify in whole or in part for the dividends received deduction available to corporate shareholders if the distributing Fund does not sell the stock in respect of which it received such dividends before satisfying a 46-day holding period requirement (91 days for certain preferred stock), and the shareholder holds Fund shares for at least 46 days. For this purpose, the distributing Fund holding period in such stock may be reduced for periods during which the Fund reduces its risk of loss from holding the stock (e.g., by entering into option contracts).


   Shareholders should consult their own tax advisor about their tax situation.


INCOME AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES.

TAXATION OF DERIVATIVES

   Many futures contracts entered into by the Fund and all listed non-equity options written or purchased by the Fund (including covered call options written on debt securities and options written or purchased on futures contracts) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year (and, generally on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

   Equity options written by the Fund (covered call options on portfolio stock) will be subject to the provisions under Section 1234 of the Code. If the Fund writes a call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock.

   Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock options written by the Fund.

   Positions of a Fund which consist of at least one debt security not governed by Section 1256 and at least one futures or currency contract or listed non-equity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such debt security are treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor these transactions and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of the Fund as a RIC for federal income tax purposes.

   Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time it actually collects such receivables or pays such liabilities generally are treated as ordinary gain or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of each Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

   These special tax rules applicable to options, futures and currency transactions could affect the amount, timing and character of a Fund's income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund's income or deferring its losses.

   The tax consequences of certain investments and other activities that the Funds may make or undertake (such as, but not limited to, dollar roll agreements) are not entirely clear. While the Funds will endeavor to treat the tax items arising from these transactions in a manner which it believes to be appropriate, assurance cannot be given that the IRS or a court will agree with the Funds' treatment and that adverse tax consequences will not ensue.

TAXATION OF FOREIGN INVESTMENTS

   If the Fund invests in stock of certain passive foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distributions or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders. The Fund may elect to mark to market (i.e., treat as if sold at their closing market price on same day), its investments in passive foreign investment companies and avoid any tax and or interest charge on excess distributions.

   The Fund may be subject to tax on dividend or interest income received from securities of non-U.S issuers withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of tax or exemption from tax on income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. The Fund intends to operate so as to qualify for treaty tax benefits where applicable. If more than 50% of the value of the Fund's total assets at the close of its taxable year is comprised of securities issued by foreign corporations, the Fund may elect with the IRS to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. If the Fund does elect to "pass through," each shareholder will be notified within 60 days after the close of each taxable year of the Fund if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) or (i) the foreign taxes paid and (ii) the Fund's gross income from foreign sources.

SALE OR EXCHANGE OF FUND SHARES

   Gain or loss will be recognized by a shareholder upon the sale of his shares in the Fund or upon an exchange of his shares in the Fund for shares in another Fund. Provided that the shareholder is not a dealer in such shares, such gain or loss will generally be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized therefrom. Under current law, capital gains (whether long-term or short-term) of individuals and corporations are fully includable in taxable income. Capital losses (whether long-term or short-term) may offset capital gains plus (for non-corporate taxpayers only) up to $3,000 per year of ordinary income.

   Redemptions, including exchanges, of shares may give rise to recognized gains or losses, except as to those investors subject to tax provisions that do not require them to recognize such gains or losses. All or a portion of a loss realized upon the redemption, including exchanges, of shares may be disallowed under "wash sale" rules to the extent shares are purchased (including shares acquired by means of reinvested dividends) within a 61-day period beginning 30 days before and ending 30 days after such redemption. Any loss realized upon a shareholder's sale, redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains with respect to such shares.

   Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Fund are disposed of within 90 days after the date on which they were acquired and new shares of a RIC are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

TAX INFORMATION

   Written notices will be sent to shareholders regarding the tax status of all distributions made (or deemed to have been made) during each taxable year, including the amount of QDI for individuals, the amount qualifying for the corporate dividends-received deduction (if applicable) and the amount designated as capital gain dividends, undistributed capital gains (if any), tax credits (if applicable), and cumulative return of capital (if any).

IMPORTANT NOTICE REGARDING TAXPAYER IRS CERTIFICATION

   Pursuant to IRS Regulations, the Fund may be required to withhold a percentage of all reportable payments, including any taxable dividends, capital gains distributions or share redemption proceeds, at the rate in effect when such payments are made, for an account which does not have a taxpayer identification number or social security number and certain required certifications. The Fund reserves the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications. The Fund will furnish shareholders, within 31 days after the end of the calendar year, with information which is required by the IRS for preparing income tax returns.

   Some shareholders may be subject to withholding of federal income tax on dividends and redemption payments from the Fund ("backup withholding") at the rate in effect when such payments are made. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with the Fund, (ii) those about whom notification has been received (either by the shareholder or the Fund) from the IRS that they are subject to backup withholding or (iii) those who, to the Fund's knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, an investor must, at the time an account is opened, certify under penalties of perjury that the taxpayer identification number furnished is correct and that he or she is not subject to backup withholding.

FOREIGN SHAREHOLDERS

   Dividends paid by the Fund from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax and any foreign taxes.

OTHER TAX CONSEQUENCES

   In addition to the federal income tax consequences, described above, applicable to an investment in a Fund, there may be state or local tax considerations and estate tax considerations applicable to the circumstances of a particular investor. The foregoing discussion is based upon the Code, judicial decisions and administrative regulations, rulings and practices, all of which are subject to change and which, if changed, may be applied retroactively to a Fund, its shareholders and/or its assets. No rulings have been sought from the IRS with respect to any of the tax matters discussed above.

   The information included in the Prospectus with respect to taxes, in conjunction with the foregoing, is a general and abbreviated summary of applicable provisions of the Code and Treasury regulations now in effect as currently interpreted by the courts and the IRS. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action. Accordingly, prospective purchasers are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of federal, state, local and foreign taxes.

   The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

                         TAX SHELTERED RETIREMENT PLANS

   Shares of the Funds are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call PEPCO at (800) 243-4361 for further information about the plans.

MERRILL LYNCH DAILY K PLAN

   Class A Shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

         (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker-dealer funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

         (ii) The Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

   Alternatively, Class B Shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set for in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

   Plans record kept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of a Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.

                                 THE DISTRIBUTOR

   Pursuant to an Underwriting Agreement with the Funds, PEPCO (or the "Distributor"), an indirect, wholly-owned subsidiary of PNX and an affiliate of the Adviser, serves as distributor for each of the Funds. As such, the Distributor conducts a continuous offering pursuant to a "best efforts" arrangement requiring the Distributor to take and pay for only such securities as may be sold to the public. The address of the Distributor is One American Row, P.O. Box 5056, Hartford, Connecticut 06102-5056.


   With respect to the Small-Cap Value Fund and Value Equity Fund, for the fiscal year ended August 31, 2003, 2004 and 2005, purchasers of shares of the Funds paid aggregate sales charges of $325,956, $317,572 and $218,572, respectively, of which the Distributor received net commissions of $177,948, $202,005 and $117,329, respectively, for its services, the balance being paid to dealers. For the fiscal year ended August 31, 2005, the Distributor received net commissions of $14,603 for Class A Shares and deferred sales charges of $100,430 for Class B Shares and $2,296 for Class C Shares.


   The Underwriting Agreement may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the outstanding voting securities of the Funds, or by vote of a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements. The Underwriting Agreement will terminate automatically in the event of its "assignment," as defined in Section 2(a)(4) of the 1940 Act.

DEALER CONCESSIONS

   Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on purchases of Class A Shares as set forth below.

           Amount of
          Transaction           Sales Charge as Percentage  Sales Charge as Percentage    Dealer Discount or Agency Fee
       at Offering Price            of Offering Price           of Amount Invested       as Percentage of Offering Price
 --------------------------------------------------------------------------------------------------------------------------
 Less than $50,000                        5.75%                       6.10%                           5.00%

 $50,000 but under $100,000               4.75%                       4.99%                           4.25%

 $100,000 but under $250,000              3.75%                       3.90%                           3.25%

 $250,000 but under $500,000              2.75%                       2.83%                           2.25%

 $500,000 but under $1,000,000            2.00%                       2.04%                           1.75%

 $1,000,000 or more                       None                        None                            None

   In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B Shares or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan due to a waiver of the CDSC for these Plan participants' purchases. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.


   Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of Fund shares by a dealer; the provision of assistance in marketing of Fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Funds through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (b) pay broker-dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (c) excluding purchases as described in (b) above, pay broker-dealers an amount equal to 1.00% of the amount of Class A Shares sold from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to
$10,000,000 and 0.25% on amounts greater than $10,000,000. For purchases prior to January 11, 2006, if part or all of such investment as described in (b) and
(c) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. Beginning January 11, 2006, if part or all of such investment as described in
(b) and (c) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year, a 1% CDSC may apply, except for redemptions of shares purchased on which a finder's fee has been paid where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of the investment that the dealer waives the finder's fee otherwise payable to the dealer, or agrees to receive such finder's fee ratably over a 12-month period. For purposes of determining the applicability of the CDSC, the one-year CDSC period begins on the last day of the month preceding the month in which the purchase was made. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. PEPCO reserves the right to discontinue or alter such fee payment plans at any time.


   From its own resources or pursuant to the Trust's Distribution Plans, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

   The Distributor has agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.

ADMINISTRATIVE SERVICES


   PEPCO also acts as administrative agent of the Funds and as such performs administrative, bookkeeping and pricing functions for the Funds. For its services, PEPCO will be paid a fee equal to the sum of (1) the documented cost of tax services and related services provided by PFPC Inc. ("PFPC"), as subagent, plus (2) the documented cost to PEPCO to oversee the subagent's performance. The current fee schedule of PFPC is based upon the average of the aggregate daily net asset values of all funds serviced by PFPC, at the following incremental annual rates.

               First $5 billion                      0.06%
               $5 billion to $15 billion             0.05%
               Greater than $15 billion              0.03%



   Percentage rates are applied to the aggregate daily net asset value of all funds serviced by PFPC. Certain minimum fees may apply. Total fees paid by PEPCO to PFPC are allocated among all funds for which it serves as administrative agent on the basis of the relative net assets of each fund. For its services during the Funds' fiscal year ended August 31, 2003, 2004 and 2005, PEPCO received fees totaling $229,432, $234,120 and $243,195, respectively.

                               DISTRIBUTION PLANS


   The Trust has adopted a distribution plan for each class of shares (except Class I Shares) (i.e., plan for the Class A Shares, a plan for the Class B Shares, a plan for the Class C Shares and a plan for Class I Shares, collectively, the "Plans") in accordance with Rule 12b-1 under the 1940 Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Underwriting Agreement. Each class of shares pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Fund and a distribution fee based on average daily net assets at the rate of 0.75% per annum for Class B Shares and 0.75% per annum for Class C Shares.


   Pursuant to the Plans, the Funds will pay the Distributor 0.25% of the average daily net assets of the Funds for providing services to shareholders, including assistance with inquiries related to shareholder accounts (the "Service Fee"). Pursuant to the Plans, the Funds may reimburse the Distributor monthly for actual expenses of the Distributor up to 0.75% of the average daily net assets of the Funds' Class B Shares and of Class C Shares. Expenditures under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting fees and financing expenses incurred in connection with the payment of commissions); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Phoenix Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds;
(v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectuses and SAI for distribution to potential investors; and (vii) such other similar services that the Trustees determine are reasonably calculated to result in the sale of shares of the Funds.

   From the Service Fee, the Distributor expects to pay a quarterly fee to qualifying broker-dealer firms as compensation for providing personal services and/or the maintenance of shareholder accounts with respect to shares sold by such firms. In the case of shares of the Fund being sold to an affiliated fund of funds, fees payable under the Plans shall be paid to the distributor of the fund of funds. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor.

   In order to receive payments under the Plans, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Funds' shareholders; or services providing the Funds with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

   For the fiscal year ended August 31, 2005, the Funds paid Rule 12b-1 Fees in the amount of $1,849,121, of which the Distributor received $568,389, and unaffiliated broker-dealers received $1,280,732. The Rule 12b-1 payments were used for (1) compensation to dealer, $1,349,156, (2) compensation to sales personnel, $317,127, (3) advertising, $54,738, (4) services costs, $59,904, (5)
printing and mailing of prospectuses to other than current shareholders, $13,653, and (6) other, $24,015.

   On a quarterly basis, the Funds' Trustees review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans will be continued. By its terms, continuation of each Plan from year to year is contingent on annual approval by a majority of the Funds' Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs which the Funds may bear pursuant to the Plans without approval of the shareholders of the Funds and that other material amendments to the Plans must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while they are in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding shares of the Funds. The Trustees have concluded that there is a reasonable likelihood that the Plans will benefit the Fund and all classes of shareholders.

   No interested person of the Funds and no Trustee who is not an interested person of the Funds, as that term is defined in the 1940 Act, had any direct or indirect financial interest in the operation of the Plans.

   The Board of Trustees has also adopted a Rule 18f-3 Multi-Class Share Plan permitting the issuance of shares in multiple classes.

   The NASD regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or to amend the Plans.

                             MANAGEMENT OF THE TRUST

   The Trust is an open-end management investment company known as a mutual fund. The Trustees of the Trust ("Trustees") are responsible for the overall supervision of the Trust and perform the various duties imposed on Trustees by the 1940 Act and Delaware statutory trust law.

TRUSTEES AND OFFICERS

   The Trustees are responsible for the overall supervision of the Funds, including establishing the Funds' policies, general supervision and review of their investment activities. The officers who administer the Funds' daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each individual is 56 Prospect Street, Hartford, Connecticut 06115-0480. There is no stated term of office for Trustees of the Trust, except for Messrs. Dill and Romans who are each serving a two-year term expiring April 29, 2006.

                              INDEPENDENT TRUSTEES

                                                      Number of
                                                    Portfolios in
                                                     Fund Complex                     Principal Occupation(s)
        Name, Address and            Length of       Overseen by                     During Past 5 Years and
          Date of Birth             Time Served        Trustee                 Other Directorships Held by Trustee

E. Virgil Conway                   Served since          54         Chairman, Rittenhouse Advisors, LLC (consulting firm)
Rittenhouse Advisors, LLC          1997.                            (2001-present). Trustee/Director, Phoenix Funds Complex
101 Park Avenue                                                     (1983-present). Trustee/Director, Realty Foundation of New
New York, NY 10178                                                  York (1972-present), Josiah Macy, Jr. Foundation
DOB: 8/2/29                                                         (Director/Trustee) (1975-2004) (Honorary) (2004-present),
                                                                    Pace University (Director/Trustee) (1978-2003) (Director/Trustee
                                                                    Emeritus) (2003-present), Greater New York Councils, Boy Scouts of America (1985-present), The Academy of Political Science
                                                                    (Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                    (1989-present), Colgate University (Trustee Emeritus)
                                                                    (2004-present). Director/Trustee, The Harlem Youth Development
                                                                    Foundation, (Chairman) (1998-2002), Metropolitan Transportation
                                                                    Authority (Chairman) (1992-2001), Trism, Inc. (1994-2001),
                                                                    Consolidated Edison Company of New York, Inc. (1970-2002),
                                                                    Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                                    Insurance Company (1974-2002), Union Pacific Corp. (1978-2002),
                                                                    BlackRock Freddie Mac Mortgage Securities Fund (Advisory
                                                                    Director) (1990-2000), Accuhealth (1994-2002), New York Housing
                                                                    Partnership Development Corp. (Chairman) (1981-2003).

Harry Dalzell-Payne                Served since         54          Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court             1997.
Elmore, GL05, GL2 3NT U.K.
DOB: 8/9/29

S. Leland Dill                     Served since         52          Retired. Trustee, Phoenix Funds Family (1989-present).
7721 Blue Heron Way                2004.                            Trustee, Scudder Investments (55 portfolios)
West Palm Beach, FL 33412                                           (1986-present). Director, Coutts & Co. Trust Holdings
DOB: 3/28/30                                                        Limited (1991-2000), Coutts & Co. Group (1991-2000) and
                                                                    Coutts & Co. International (USA) (private banking)
                                                                    (1991-2000).

Francis E. Jeffries                Served since         55          Director, The Empire District Electric Company
8477 Bay Colony Dr. #902           1997.                            (1984-2004). Trustee/Director, Phoenix Funds Complex
Naples, FL  34108                                                   (1987-present).
DOB: 9/23/30

                                                      Number of
                                                    Portfolios in
                                                     Fund Complex                     Principal Occupation(s)
        Name, Address and            Length of       Overseen by                     During Past 5 Years and
          Date of Birth             Time Served        Trustee                 Other Directorships Held by Trustee


Leroy Keith, Jr.                   Served since          52         Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.          1997.                            (2001-present). Director/Trustee, Evergreen Funds (six
736 Market Street, Ste. 1430                                        portfolios). Trustee, Phoenix Funds Family
Chattanooga, TN  37402                                              (1980-present). Director, Diversapak (2002-present),
DOB: 2/14/39                                                        Obaji Medical Products Company (2002-present).  Director,
                                                                    Lincoln Educational Services (2002-2004).  Chairman,
                                                                    Carson Products Company (cosmetics) (1998-2000).

Geraldine M. McNamara              Served since          54         Managing Director, U.S. Trust Company of New York
U.S. Trust Company of NY           2001.                            (private bank) (1982-present). Trustee/Director, Phoenix
11 West 54th Street                                                 Funds Complex (2001-present).
New York, NY 10019
DOB: 4/17/51

Everett L. Morris*                 Served since          54         Retired. Trustee/Director, Phoenix Funds Complex
164 Laird Road                     1997.                            (1991-present). Director, W.H. Reaves Utility Income Fund
Colts Neck, NJ 07722                                                (2004-present).  Vice President, W.H. Reaves and Company
DOB: 5/26/28                                                        (investment management) (1993-2003).

* Pursuant to the Trust's retirement policy, Mr. Morris will retire from the Board of Trustees immediately following its May 2006 meeting.

James M. Oates*                    Served since          52         Chairman, Hudson Castle Group, Inc. (Formerly IBEX
c/o Northeast Partners             1997.                            Capital Markets, Inc.) (financial services)
150 Federal Street, Ste. 1000                                       (1997-present). Trustee, Phoenix Funds Family
Boston, MA 02109                                                    (1987-present).  Managing Director, Wydown Group
Trustee                                                             (consulting firm) (1994-present).  Director, Investors
DOB: 5/31/46                                                        Financial Service Corporation (1995-present), Investors
                                                                    Bank & Trust Corporation (1995-present), Stifel Financial
                                                                    (1996-present), Connecticut River Bancorp (1998-present),
                                                                    Connecticut River Bank (1999-present), Trust Company of
                                                                    New Hampshire (2002-present). Chairman, Emerson
                                                                    Investment Management, Inc. (2000-present).
                                                                    Director/Trustee, AIB Govett Funds (six portfolios)
                                                                    (1991-2000), Command Systems, Inc. (1998-2000), Phoenix
                                                                    Investment Partners, Ltd. (1995-2001), 1Mind, Inc.
                                                                    (formerly 1Mind.com) (2000-2002), Plymouth Rubber Co.
                                                                    (1995-2003). Director and Treasurer, Endowment for
                                                                    Health, Inc. (2000-2004). Independent Chairman (since
                                                                    2005), Trustee (since 2004), John Hancock Trust. Trustee
                                                                    (since 2005), John Hancock Funds II and John Hancock
                                                                    Funds III.

Donald B. Romans                   Served since          52         Retired. President, Romans & Company (private investors
39 S. Sheridan Road                2004.                            and financial consultants) (1987-2003). Trustee, Phoenix
Lake Forest, IL 60045                                               Funds Family (1985-present). Trustee, Burnham Investors
DOB: 4/22/31                                                        Trust (five portfolios) (1967-2003).

Richard E. Segerson                Served since          52         Managing Director, Northway Management Company (1998-present).
Northway Management Company        1997.                            Trustee, Phoenix Funds Family (1983-present).
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46




* Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company ("Phoenix Life") also an affiliate, owns approximately 8% of Hudson's common stock.

                               INTERESTED TRUSTEES

   Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the 1940 Act, as amended, and the rules and regulations thereunder.


                                                      Number of
                                                    Portfolios in
                                                     Fund Complex                   Principal Occupation(s)
Name, Address, Position(s) with   Length of Time     Overseen by                    During Past 5 Years and
    Trust and Date of Birth           Served           Trustee                Other Directorships Held by Trustee

Marilyn E. LaMarche*              Served since            52         Limited Managing Director, Lazard Freres & Co. LLC
Lazard Freres & Co. LLC           2002.                              (1983-present). Trustee, Phoenix Funds Family
30 Rockefeller Plaza,                                                (2002-present). Director, The Phoenix Companies, Inc.
59th Floor                                                           (2001-2005) and Phoenix Life Insurance Company
New York, NY 10020                                                   (1989-2005).
Trustee
DOB: 5/11/34

Philip R. McLoughlin**            Served since            76         Director, PXRE Corporation (Reinsurance) (1985-present),
Chairman                          1997.                              World Trust Fund (1991-present). Trustee/Director, Phoenix
DOB: 10/23/46                                                        Funds Complex (1989-present).  Management Consultant
                                                                     (2002-2004), Chairman (1997-2002), Chief Executive Officer
                                                                     (1995-2002) and Director (1995-2002), Phoenix Investment
                                                                     Partners, Ltd. Director and Executive Vice President, The
                                                                     Phoenix Companies, Inc. (2000-2002). Director (1994-2002) and
                                                                     Executive Vice President, Investments (1987-2002), Phoenix Life
                                                                     Insurance Company. Director (1983-2002) and Chairman (1995-
                                                                     2002), Phoenix Investment Counsel, Inc. Director (1982-2002),
                                                                     Chairman (2000-2002) and President (1990-2000), Phoenix Equity
                                                                     Planning Corporation. Chairman and Chief Executive Officer,
                                                                     Phoenix/Zweig Advisers LLC (1999-2002). Director (2001-2002)
                                                                     and President (April 2002-September 2002), Phoenix Investment
                                                                     Management Company. Director and Executive Vice President,
                                                                     Phoenix Life and Annuity Company (1996-2002). Director
                                                                     (1995-2000) and Executive Vice President (1994-2002) and Chief
                                                                     Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                                     Director, Phoenix National Trust Holding Company (2001-2002).
                                                                     Director (1985-2002) and Vice President (1986-2002) and
                                                                     Executive Vice President (April 2002-September 2002), PM
                                                                     Holdings, Inc. Director, WS Griffith Associates, Inc.
                                                                     (1995-2002). Director, WS Griffith Securities, Inc.
                                                                     (1992-2002).

* Ms. LaMarche is an "interested person," as defined in the 1940 Act, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

** Mr. McLoughlin is an "interested person," as defined in the 1940 Act, by reason of his former relationship with Phoenix Investment Partners, Ltd., and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                                 Position(s) Held
      Name, Address and           with Trust and                              Principal Occupation(s)
        Date of Birth         Length of Time Served                            During Past 5 Years

Daniel T. Geraci              President since 2004.    Executive Vice President, Asset Management, The Phoenix Companies, Inc.
DOB: 6/12/57                                           (2003-present). President and Chief Executive Officer, Phoenix
                                                       Investment Partners, Ltd. (2003-present). President, certain funds within the Phoenix Fund Complex (2004-present). President and Chief
                                                       Executive Officer of North American Investment Operations, Pioneer
                                                       Investment Management USA, Inc. (2001-2003). President of Private Wealth
                                                       Management Group (2000-2001), Executive Vice President of Distribution
                                                       and Marketing for Fidelity Canada (1996-1998), Fidelity Investments.

George R. Aylward             Executive Vice           Senior Vice President and Chief Operating Officer, Asset Management
DOB: 8/17/64                  President since 2004.    (2004-present), Vice President (2001-2004), The Phoenix Companies,
                                                       Inc. Executive Vice President and Chief Operating Officer (2004-present),
                                                       Vice President, Finance (2001-2002), Assistant Controller (1996-2001),
                                                       Phoenix Investment Partners, Ltd. Executive Vice President, certain funds within the Phoenix Fund Complex (2004-present). Vice President, Phoenix Life
                                                       Insurance Company (2002-2004).

Francis G. Waltman            Senior Vice President    Vice President, Product Development and Management, Phoenix Investment
DOB: 7/27/62                  since 2004.              Partners, Ltd. (2003-present). Senior Vice President and Chief
                                                       Administrative Officer, Phoenix Equity Planning Corporation (1999-2004).
                                                       Senior Vice President, certain funds within the Phoenix Fund Complex
                                                       (2004-present).

Marc Baltuch                  Vice President and       Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
900 Third Avenue              Chief Compliance         Vice President and Compliance Officer, certain funds in the Phoenix
New York, NY 10022            Officer since 2004.      Fund Family (2004-present). Vice President, The Zweig Total Return
DOB:  9/23/45                                          Fund, Inc. and The Zweig Fund, Inc. (2004-present). President and
                                                       Director, Watermark Securities, Inc. (1991-present). Assistant
                                                       Secretary, Gotham Advisors Inc. (1990-present). Secretary,
                                                       Phoenix-Zweig Trust (1989-2003) and Secretary, Phoenix-Euclid Market
                                                       Neutral Fund (1999-2002).

Kevin J. Carr                 Vice President,          Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row              Counsel, Chief Legal     2005-present).  Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102            Officer and Secretary    Secretary, certain funds within the Phoenix Fund Complex (May
DOB: 8/30/54                  since 2005.              2005-present). Compliance Officer of Investments and Counsel,
                                                       Travelers Life & Annuity (Jan. 2005-May 2005). Assistant General
                                                       Counsel, The Hartford Financial Services Group (1999-2005).

Nancy G. Curtiss               Chief Financial         Vice President, Operations (2003-Present),Vice President, Fund
DOB: 11/24/52                  Officer since 2005      Accounting (1994-2003) and Treasurer  (1996-present), Phoenix Equity
                               and Treasurer since     Planning Corporation. Treasurer (1994-present), Chief Financial
                               1997.                   Officer (2005-present), certain funds within the Phoenix Fund Complex.


COMMITTEES OF THE BOARD

   The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management.


   THE AUDIT COMMITTEE. The Audit Committee is responsible for overseeing the Funds' accounting and auditing policies and practices. The Audit Committee reviews the Funds' financial reporting procedures, their system of internal control, the independent audit process, and the Funds' procedures for monitoring compliance with investment restrictions and applicable laws and regulations and with the Code of Ethics. The Audit Committee is composed entirely of Independent Trustees; its members are E. Virgil Conway, Harry Dalzell-Payne, Francis E. Jeffries, Geraldine M. McNamara, Everett L. Morris, James M. Oates and Richard E. Segerson. The Committee met four times during the Trust's last fiscal year.

   THE EXECUTIVE AND COMPLIANCE COMMITTEE. The function of the Executive and Compliance Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees, as well as to act on behalf of the Board when it is not in session, subject to limitations as set by the Board. Its members are E. Virgil Conway, Harry Dalzell-Payne, Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, Everett L. Morris and James M. Oates and Richard E. Segerson. Each of the members is an Independent Trustee, except Mr. McLoughlin, who is an Interested Trustee. The committee met 12 times during the Trust's last fiscal year.

   THE GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for developing and maintaining governance principles applicable to the Funds, for nominating individuals to serve as Trustees, including as Independent Trustees and annually evaluating the Board and Committees. The Governance and Nominating Committee is composed entirely of Independent Trustees; its members are E. Virgil Conway, Harry Dalzell-Payne, Leroy Keith, Jr., Geraldine M. McNamara, James M. Oates and Everett L. Morris. The Committee met four times during the Trust's last fiscal year.


   The Committee has adopted a policy for consideration of Trustee nominees recommended by shareholders. With regards to such policy, an individual shareholder submitting a nomination must hold for at least one full year 5% of the shares of a series of the Trust. Shareholder nominees for Trustee will be given the same consideration as any other candidate provided the nominee meets certain minimum requirements.

COMPENSATION

   Trustees receive an annual retainer and fees and expenses for attendance at Board and Committee meetings. Officers of the Trust receive no compensation directly from the Trust for performing their duties of their offices, but are compensated for their services by the Adviser (or an affiliate of the Adviser). The Trust does not have any retirement plan for its Trustees.

   For the Trust's fiscal year ended August 31, 2005, the Trustees received the following compensation:

                                                       Aggregate               Total Compensation From Trust and
                                                     Compensation                   Fund Complex (79 Funds)
     Name of Trustee                                  From Trust                        Paid to Trustees
     ---------------                                  ----------                        ----------------

 Independent Trustees
 --------------------
 E. Virgil Conway                                      $ 7,400                             $ 196,500
 Harry Dalzell-Payne                                     6,685                               186,500
 S. Leland Dill                                          4,304                                66,750
 Francis E. Jeffries                                     4,747*                              130,500
 Leroy Keith, Jr.                                        4,648                                73,500
 Geraldine M. McNamara                                   6,477*                              189,000
 Everett L. Morris                                       7,192*                              201,000
 James M. Oates                                          7,624                               122,011
 Donald B. Romans                                        4,304                                66,750
 Richard E. Segerson                                     5,318*                               83,750


 Interested Trustees
 -------------------
 Marilyn E. LaMarche                                   $ 4,206                             $  69,761
 Philip R. McLoughlin                                    8,153                               214,500

----------------------
* This compensation or a portion thereof, (and the earnings thereon) was deferred pursuant to the Deferred Compensation Plan. At September 30, 2005, the total amount of deferred compensation (including interest and other accumulation earned on the original amounts deferred) accrued for those trustees who are participating or have participated in the Deferred Compensation Plan are as follows: Mr. Jeffries, $512,232.25, Ms. McNamara, $251,126.04, Mr. Morris, $485,282.12 and
   Mr. Segerson, $115,100.11, respectively. At present, by agreement among the Fund, Phoenix Investment Partners, Ltd. ("PXP") and the electing Trustee, Trustee fees that are deferred are paid by the Fund to PXP. The liability for the deferred compensation obligation appears only as a liability of PXP, and not of the Fund.

TRUSTEE OWNERSHIP OF SECURITIES


   Set forth in the table below is the dollar range of equity securities owned by each Trustee as of December 31, 2005:


                                                                                        Aggregate Dollar Range of
                                                                                      Trustee Ownership in all Funds
                                Dollar Range of Equity     Dollar Range of Equity                Overseen
                                   Securities in the          Securities in the          by Trustee in Family of
       Name of Trustee           Small-Cap Value Fund         Value Equity Fund            Investment Companies
       ---------------           --------------------         -----------------            --------------------

Independent Trustees
--------------------
E. Virgil Conway                         None                       None                      Over $100,000
Harry Dalzell-Payne                      None                       None                           None
S. Leland Dill                           None                       None                     $50,001-$100,000
Francis E. Jeffries                      None                       None                      Over $100,000

Leroy Keith, Jr.                         None                       None                        $1-$10,000

Geraldine M. McNamara                    None                       None                      Over $100,000
Everett L. Morris                        None                 $50,001-$100,000                Over $100,000

James M. Oates                     $10,001-$50,000            $50,001-$100,000                Over $100,000

Donald R. Romans                    Over $100,000                   None                      Over $100,000
Richard E. Segerson                      None                       None                      Over $100,000


Interested Trustees
-------------------
Marilyn E. LaMarche                      None                       None                           None
Philip R. McLoughlin               $50,001-$100,000           $10,001-$50,000                 Over $100,000




   At June __, 2006, the Trustees and officers as a group owned less than 1% of the then outstanding shares of the Fund.


PRINCIPAL SHAREHOLDERS


   The following table sets forth information as of June __, 2006 with respect to each person who owns of record or is known by the Funds to own of record or beneficially own 5% or more of any class of each Fund's equity securities.


Name of Shareholder                         Fund and Class                          Percent of Class    Number of Shares
-------------------                         --------------                          ----------------    ----------------


Citigroup Global Market, Inc.               Small-Cap Value Class B
House Account                               Value Equity Class C
xxxxxxx1250
Attn: Peter Booth, 7th Fl.
333 West 34th Street
New York, NY 10001-2402
KCB Services & Company                      Value Equity Class A

FBO St. Joseph Hospital
Employees Pension Plan
C/O Quads Trust Company
P.O. Box 4310
Frederick, MD 21705-4310


Name of Shareholder                         Fund and Class                          Percent of Class    Number of Shares
-------------------                         --------------                          ----------------    ----------------


MLPF&S                                      Small-Cap Value Class B
For the Sole Benefit of its Customers       Small-Cap Value Class C
Attn: Fund Administration                   Value Equity Class B
4800 Deer Lake Drive East, 3rd Fl.          Value Equity Class C
Jacksonville, FL 32246-6484
NFS LLC FEBO                                Value Equity Class A

FIICO as Agent for
Qualified Employee Benefit
Plans (401k) FINOPS-IC Funds
100 Magellan Way KW1C
Covington, KY 41015-1987


                             ADDITIONAL INFORMATION

CAPITAL STOCK

   The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different funds and different classes of those funds. Holders of shares of a fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that fund. Shareholders of all funds vote on the election of Trustees. On matters affecting an individual fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that fund or class is required. The Trust does not hold regular meetings of shareholders. The Trustees will call a meeting when shareholders representing at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

   Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such fund and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such fund or class. The underlying assets of each fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such fund and with a share of the general expenses of the Trust: Any general expenses of the Trust not readily identifiable as belonging to a particular fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

   Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of a court that does not apply Delaware law, there is a possibility that the shareholders of a statutory trust such as the Trust may be personally liable for debts or claims against the Trust. The Agreement and Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust. The Agreement and Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, is limited to circumstances in which a court refuses to apply Delaware law and the Trust itself would be unable to meet its obligations.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   [To be named in amendment], serves as the independent registered public accounting firm for the Trust. [ to be named in amendment] audits each Fund's annual financial statements and expresses an opinion thereon.

CUSTODIAN AND TRANSFER AGENT

   State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, serves as custodian of the Funds' assets (the "Custodian").

   Pursuant to a Transfer Agent and Service Agreement, as amended, with the Phoenix Funds, PEPCO, One American Row, P.O. Box 5056, Hartford, CT 06102-5056, acts as Transfer Agent for the Funds (the "Transfer Agent"). As compensation, PEPCO receives a fee equivalent to $16.95 for each designated shareholder account, plus out-of-pocket expenses. The Transfer Agent is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by the Fund or Transfer Agent. Fees paid by the Fund, in addition to the fee paid to PEPCO, will be reviewed and approved by the Board of Trustees.

REPORT TO SHAREHOLDERS


   The fiscal year of the Trust ends on August 31. The Trust will send financial statements to shareholders at least semi-annually. An annual report, containing financial statements, audited by the Trust's independent registered public accounting firm, [to be named in amendment], will be sent to shareholders each year and is available without charge upon request.


FINANCIAL STATEMENTS


   The financial statements for the Funds' fiscal year end August 31, 2005, appearing in the Trust's 2005 Annual Report to Shareholders, are to be filed by amendment.

                           PHOENIX INVESTMENT TRUST 97
                            PART C--OTHER INFORMATION

ITEM 22.  EXHIBITS

   a. Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, filed via EDGAR with Post-Effective Amendment No. 6 (File No. 333-34537) on December 15, 2000 and incorporated by reference.

   b. Bylaws of the Registrant filed via EDGAR with Post-Effective Amendment No. 6 (File No. 333-34537) on December 15, 2000 and incorporated by reference.

   c. Reference is made to Registrant's Agreement and Declaration of Trust. See Exhibit a.

   d.1. Amended and Restated Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. ("PIC") on behalf of the Phoenix Small-Cap Value Fund ("Small-Cap Value Fund") dated November 20, 2002 filed via EDGAR with Post-Effective Amendment No. 17 (File No. 333-34537) on December 29, 2003 and incorporated herein by reference.


   d.2. Amended and Restated Investment Advisory Agreement between Registrant and Kayne Anderson Rudnick Investment Management, LLC ("Kayne") on behalf of Phoenix Quality Small-Cap Fund ("Quality Small-Cap Fund") and Phoenix Small-Cap Sustainable Growth Fund ("Small-Cap Sustainable Growth Fund") to be filed by amendment.

   d.3. Investment Advisory Agreement between Registrant and PIC on behalf of the Phoenix Value Equity Fund ("Value Equity Fund") dated October 1, 2005, filed via EDGAR with Post-Effective Amendment No. 20 (File No. 333-34537) on December 28, 2005 and incorporated herein by reference.

   d.4. Subadvisory Agreement between PIC and Phoenix/Zweig Advisers LLC ("PZA") dated January 27, 2004 on behalf of the Phoenix Small-Cap Value Fund filed via EDGAR with Post-Effective Amendment No. 19 (File No. 333-34537) on December 30, 2004, and incorporated herein by reference.

   d.5. Subadvisory Agreement between PIC and Acadian Asset Management, Inc. ("Acadian") dated October 3, 2005 on behalf of Value Equity Fund, filed via EDGAR with Post-Effective Amendment No. 20 (File No. 333-34537) on December 28, 2005 and incorporated herein by reference.

   d.6. Subadvisory Agreement between PIC and Kayne on behalf of Phoenix Quality Small-Cap Fund ("Quality Small-Cap Fund") and Phoenix Small-Cap Sustainable Growth Fund ("Small-Cap Sustainable Growth Fund") to be filed by amendment.


   e.1. Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation ("PEPCO") dated November 19, 1997 filed as
            Exhibit 6.1 via EDGAR with Post-Effective Amendment No. 1 (File No. 333-34537) on May 15, 1998 and incorporated herein by reference.


   e.2.* Form of Sales Agreement between PEPCO and dealers (January 2006), filed via EDGAR herewith.

   f. Form of Deferred Compensation Plan applicable to the Board of Trustees, filed via EDGAR with Post-Effective Amendment No. 20 (File No. 333-34537) on December 28, 2005 and incorporated herein by reference.

   g.1. Master Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street") dated May 1, 1997 filed as
            Exhibit 8.1 via EDGAR with Pre-Effective Amendment No. 1 (File No. 333-34537) on November 3, 1997 and incorporated herein by reference.

   g.2. Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 17 (File No. 333-34537) on December 29, 2003 and incorporated herein by reference.

   g.3. Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 17 (File No. 333-34537) on December 29, 2003 and incorporated herein by reference.

   g.4. Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 17 (File No. 333-34537) on December 29, 2003 and incorporated herein by reference.

   h.1.a Transfer Agency and Service Agreement dated June 1, 1994 between Registrant and PEPCO filed as Exhibit 9.1 via EDGAR with Pre-Effective Amendment No. 1 (File No. 333-34537) on November 3, 1997 and incorporated herein by reference.

   h.1.b First Amendment to the Transfer Agency and Service Agreement dated February 28, 2004 and filed via EDGAR with Post-Effective Amendment No. 19 (File No. 333-34537) on December 30, 2004, and incorporated herein by reference.



   h.1.c Second Amendment to the Transfer Agency and Service Agreement dated February 28, 2004, filed via EDGAR with Post-Effective Amendment No. 20 (File No. 333-34537) on December 28, 2005 and incorporated herein by reference.


   h.2. Sub-Transfer Agency and Service Agreement between PEPCO and Boston Financial Data Services, Inc., dated as of January 1, 2005, filed via EDGAR with Post-Effective Amendment No. 20 (File No. 333-34537) on December 28, 2005 and incorporated herein by reference.


   h.3. Amended and Restated Financial Agent Agreement between Registrant and PEPCO dated November 19, 1997 filed as Exhibit 9.3 via EDGAR with Post-Effective Amendment No. 1 (File No. 333-34537) on May 15, 1998 and incorporated by reference.

   h.4. First Amendment to the Amended and Restated Financial Agreement between Registrant and PEPCO effective as of February 27, 1998 filed as Exhibit 9.4 via EDGAR with Post-Effective Amendment No. 1 (File No. 333-34537) on May 15, 1998 and incorporated by reference.

   h.5. Second Amendment to Amended and Restated Financial Agent Agreement between Registrant and PEPCO dated July 31, 1998 filed via EDGAR with Post-Effective Amendment No. 2 (File No. 333-34537) on October 30, 1998 and incorporated herein by reference.

   h.6. Third Amendment to Amended and Restated Financial Agent Agreement between Registrant and PEPCO effective as of January 1, 2003 filed via EDGAR with Post-Effective Amendment No. 17 (File No. 333-34537) on December 29, 2003 and incorporated herein by reference.


   h.7. Securities Lending Authorization Agreement between Registrant and State Street, dated August 1, 2005, on behalf of the Small-Cap Value Fund, filed via EDGAR with Post-Effective Amendment No. 20 (File No. 333-34537) on December 28, 2005 and incorporated herein by reference.


   i. Opinion and consent of Counsel as to legality of the shares filed via EDGAR with Post-Effective Amendment No. 6 (File No. 333-34537) on December 15, 2000 and incorporated by reference.

   j. Consent of Independent Registered Public Accounting Firm to be filed by amendment.


   k.       Not applicable.

   l. Initial Capital Agreement filed as Exhibit 13 via EDGAR with Pre-Effective Amendment No. 1 (File No. 333-34537) on November 3, 1997 and incorporated herein by reference.

   m.1. Distribution Plan for Class A Shares filed as Exhibit 15.1 via EDGAR with Pre-Effective Amendment No. 1 on November 3, 1997 and incorporated by reference.

   m.2. Distribution Plan for Class B Shares filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-34537) on September 26, 2000 and incorporated herein by reference.

   m.3. Distribution Plan for Class C Shares filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-34537) on September 26, 2000 and incorporated herein by reference.

   m.4. First Amendment to Class A Shares Amended and Restated Distribution Plan, filed via EDGAR with Post-Effective Amendment No. 17 (File No. 333-34537) on December 29, 2003 and incorporated herein by reference.

   n.1. 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 17, 2004, filed via EDGAR with Post-Effective Amendment No. 19 (File No. 333-34537) on December 30, 2004, and incorporated herein by reference.

   n.2. First Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 17, 2004, filed via EDGAR with Post-Effective Amendment No. 19 (File No. 333-34537) on December 30, 2004, and incorporated herein by reference.

   n.3. Second Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, effective September 20, 2004, filed via EDGAR with Post-Effective Amendment No. 19 (File No. 333-34537) on December 30, 2004, and incorporated herein by reference.

   o.       Reserved.


   p.1.* Amended and Restated Code of Ethics of the Funds and the Distributor (PEPCO) dated February 2006, filed via EDGAR herewith.

   p.2.* Amended and Restated Code of Ethics of the Adviser (PIC) dated February 2006, filed via EDGAR herewith.

   p.3. Code of Ethics of Acadian dated February 1, 2005, filed via EDGAR with Post-Effective Amendment No. 20 (File No. 333-34537) on December 28, 2005 and incorporated herein by reference.

   p.4. Code of Ethics of PZA dated February 2005, filed via EDGAR with Post-Effective Amendment No. 20 (File No. 333-34537) on December 28, 2005 and incorporated herein by reference.

   p.5.* Code of Ethics of Kayne dated January 7, 2005, filed via EDGAR herewith.

   q. * Power of Attorney for all Trustees, dated February 16, 2006, filed via EDGAR herewith.




----------
*  Filed herewith.

ITEM 23.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

   None.

ITEM 24.  INDEMNIFICATION

   The Agreement and Declaration of Trust dated August 17, 2000 and the Bylaws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract and Transfer Agency Agreement, as amended, each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

   Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


See "Management of the Fund" in the Prospectus and "Services of the Adviser and Subadvisers" and "Management of the Trust" in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser's and Subadvisers' current Form ADV (PIC: SEC File No. 801-5995;
Acadian: SEC File No. 801-28078; PZA: SEC File No. 801-56470 and Kayne: SEC File No. 801-24241) filed under the Investment Advisers Act of 1940, and incorporated herein by reference.
ITEM 26. PRINCIPAL UNDERWRITER


(a)   PEPCO serves as the principal underwriter for the following registrants:


      Phoenix Adviser Trust, Phoenix CA Tax-Exempt Bond Fund, The Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Opportunities Trust, Phoenix PHOLIOsSM, Phoenix Portfolios, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Universal Life Account, Phoenix Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


(b)   Directors and Executive Officers of PEPCO are as follows:

Name and                                 Positions and Offices                  Positions and Offices with
Principal Address                        with Distributor                       Registrant
-----------------                        ----------------                       ----------

George R. Aylward                        Director and Executive Vice            Executive Vice President
56 Prospect Street                       President
P.O. Box 150480
Hartford, CT 06115-0480

Name and                                 Positions and Offices                  Positions and Offices with
Principal Address                        with Distributor                       Registrant
-----------------                        ----------------                       ----------

John H. Beers                            Vice President and Secretary           Assistant Secretary
One American Row
P.O. Box 5056
Hartford, CT 06102-5056

Kevin Carr                               Vice President and Assistant           Vice President, Counsel, Chief Legal
One American Row                         Secretary                              Officer and Secretary
P.O. Box 5056
Hartford, CT 06102-5056

John R. Flores                           Vice President and Anti-Money          Anti-Money Laundering Officer and
One American Row                         Laundering Officer                     Assistant Secretary
P.O. Box 5056
Hartford, CT 06102-5056

Daniel T. Geraci                         Director, Chairman of the              President
56 Prospect Street                       Board and President
P.O. Box 150480
Hartford, CT 06115-0480

Michael E. Haylon                        Director                               None
One American Row
P.O. Box 5056
Hartford, CT 06102-5056

David C. Martin                          Vice President and Chief               None
One American Row                         Compliance Officer
P.O. Box 5056
Hartford, CT 06102-5056

Glenn H. Pease                           Vice President, Finance and            None
56 Prospect Street                       Treasurer
P.O. Box 150480
Hartford, CT 06115-0480

Jacqueline M. Porter                     Assistant Vice President               Vice President and Assistant
56 Prospect Street                                                              Treasurer
P.O. Box 150480
Hartford, CT 06115-0480

Francis G. Waltman                       Senior Vice President                  Senior Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

James D. Wehr                            Director                               None
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

(c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 27.  LOCATION OF ACCOUNTS AND RECORDS

   Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 as amended, and the Rules promulgated thereunder include:

Secretary of the Fund:                                   Subadviser to Value Equity Fund:
     Kevin J. Carr, Esq.                                      Acadian Asset Management, Inc.
     One American Row                                         One Post Office Square, 20th Floor
     P.O. Box 5056                                            Boston, MA 02109
     Hartford, CT 06102-5056

Investment Adviser:                                      Principal Underwriter, Financial Agent and
     Phoenix Investment Counsel, Inc.                    Transfer Agent:
     56 Prospect Street                                       Phoenix Equity Planning Corporation
     P.O. Box 150480                                          One American Row
     Hartford, CT 06115-0480                                  P.O. Box 5056
                                                              Hartford, CT 06102-5056

Subadviser to Small-Cap Value Fund:                      Custodian and Dividend Dispersing Agent:
     Phoenix/Zweig Advisers LLC                               State Street Bank and Trust Company
     900 Third Avenue                                         225 Franklin Street
     New York, NY 10022                                       Boston, MA 02110


Subadviser to Quality Small-Cap Fund and Small-Cap
Sustainable Growth Fund:
     Kayne Anderson Rudnick
     Investment Management, LLC
     1800 Avenue of the Stars, 2nd Floor,
     Los Angeles, CA 90067


ITEM 28.  MANAGEMENT SERVICES

   None.

ITEM 29.  UNDERTAKINGS

   None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 14th day of April, 2006.


                                                 PHOENIX INVESTMENT TRUST 97

ATTEST:  /s/Kevin J. Carr                        By: /s/Daniel T. Geraci
         --------------------------------            ---------------------------
            Kevin J. Carr                               Daniel T. Geraci
            Secretary                                   President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this 14th day of April, 2006.


                 SIGNATURE                       TITLE
                 ---------                       -----

                                                 Trustee
-----------------------------------------
            E. Virgil Conway*


          /s/ Nancy G. Curtiss                   Chief Financial Officer and
-----------------------------------------        Treasurer (principal financial
            Nancy G. Curtiss                     and accounting officer)

                                                 Trustee
-----------------------------------------
          Harry Dalzell-Payne*

                                                 Trustee
-----------------------------------------
             S. Leland Dill*


          /s/ Daniel T. Geraci                   President
-----------------------------------------        (principal executive officer)
            Daniel T. Geraci

                                                 Trustee
-----------------------------------------
          Francis E. Jeffries*

                                                 Trustee
-----------------------------------------
            Leroy Keith, Jr.*

                                                 Trustee
-----------------------------------------
          Marilyn E. LaMarche*

                                                 Trustee and Chairman
-----------------------------------------
          Philip R. McLoughlin*

                                                 Trustee
-----------------------------------------
         Geraldine M. McNamara*

                                                 Trustee
-----------------------------------------
           Everett L. Morris*

                                                 Trustee
-----------------------------------------
             James M. Oates*

                                                 Trustee
-----------------------------------------
            Donald B. Romans*

                                                 Trustee
-----------------------------------------
          Richard E. Segerson*




*  By  /s/Daniel T. Geraci
       ----------------------------------------
       * Daniel T. Geraci, Attorney-in-fact, pursuant to powers of attorney.


                                      S-1